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[GALAXY FUND II LOGO]
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[PHOTO OF PEOPLE ON WALKWAY]

--------------------------------------------------------------------------------
        GALAXY FUND II REPORT
--------------------------------------------------------------------------------

        Large Company Index Fund - Small Company Index Fund -
        Utility Index Fund - U.S. Treasury Index Fund - Municipal Bond Fund

        ------------------
        SEMI-ANNUAL
        REPORT

        FOR THE
        PERIOD ENDED
        SEPTEMBER 30, 1996
        ------------------

--------------
  CHAIRMAN'S
   MESSAGE
--------------




Dear Galaxy Fund II Shareholder:

      The following report covers the performance of the Galaxy Fund II portfolios for the six months ended September 30, 1996. The report includes both an overview of financial market activity during this time and investment reviews for each portfolio. At the back of the report, you'll find lists of securities in the portfolios when the period ended, as well as financial statements for the individual portfolios.

      In the last six months the outlook for the economy became less clear and investors grew more nervous about higher inflation and interest rates. This made the financial markets more volatile. Although stock and bond prices improved over the period, the gains were relatively smaller than they were six months earlier.

      The Galaxy Fund II portfolios held up well in this environment. Many stock investors moved quickly among issues in search of new opportunities. The broad diversification of holdings in the Galaxy Fund II stock index portfolios helped buffer shareholders from the potentially negative impact of such rotation. Diversification also helped to provide balance to returns when compared to the effect sector volatility can have on the performance of mutual funds that concentrate investments in selected market segments. Strong diversification also benefited shareholders of the U.S. Treasury Index Fund.

      Expenses for index funds are generally lower than those for other mutual funds because index funds hold fixed baskets of securities and therefore make fewer purchases and sales. As of September 30, 1996, the average U.S. stock fund charged shareholders 1.4% of assets for management fees and other operational expenses -- according to Morningstar Mutual Funds, Inc., a mutual fund tracking service. That cost compared to 0.40% for the Galaxy Fund II stock portfolios during the six months ended September 30, 1996.

      Index funds can also help you trim taxes on capital gains distributions -- which keeps more of your money at work. When mutual funds have realized capital gains due to trades they make in their portfolios, they must pass 95% of these net gains on to you. Because they tend to make fewer trades, index funds generally have less gains to distribute.

      We hope this report will help you understand the many factors that influence your returns. If you have questions after reading the report or want more information about Galaxy funds and services, please call the Galaxy Information Center at 1-800-628-0414.


Sincerely,

/s/ Dwight E. Vicks, Jr.
------------------------
Dwight E. Vicks, Jr.
Chairman of the Board of Trustees

MUTUAL FUNDS:
-  ARE NOT BANK DEPOSITS
-  ARE NOT FDIC INSURED
-  ARE NOT OBLIGATIONS OF FLEET BANK
-  ARE NOT GUARANTEED BY FLEET BANK
- ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED

---------------
MARKET OVERVIEW
---------------


MARKET OVERVIEW
By Fleet Investment Advisors Inc.


Stock and bond prices grew more volatile in the six months ended September 30, 1996, as investors became more confused about where the economy and interest rates were headed. Prices weakened when investors thought the economy was growing fast enough for the Federal Reserve to stem inflation with higher interest rates. Prices then strengthened when investors saw that inflation was moderate and the Federal Reserve had left interest rates unchanged. At the end of the period stock and bond prices were modestly higher than when it began.

SECOND-GUESSING THE FED

Many times during the period there were reports that the economy was growing much faster than analysts had expected. Indeed, the Gross Domestic Product ("GDP") measuring U.S. goods and services grew at an annual rate of 4.7% in the second quarter of 1996, up from 2.0% in the first. As investors worried about higher inflation, bond prices fell and bond yields rose -- pushing the yield for long-term Treasury bonds above 7% for the first time since May 1995.

      Although rising bond yields made stocks less attractive, stock prices advanced in the second quarter partially due to ongoing growth in company earnings and large flows of cash into stock mutual funds. The gains were more modest and stock prices were more volatile than in previous quarters, however. In the second quarter the S&P 500 Index had a total return of 3.8%, versus a return of 5.4% in the first quarter.

      Stock and bond prices dropped sharply at the start of the third quarter on new reports of economic strength. This created a total correction for stocks of 10% since their last high in May and drove the yield for long-term Treasury bonds to 7.2%. Because inflation remained moderate, however, the Federal Reserve continued to leave interest rates alone. This, plus later reports of slower growth helped stock and bond prices rebound. Although stock prices dipped again at the end of August, they quickly recovered -- as investors again put money in stock funds after a two-month ebb. By the end of the period most stock indices were breaking new highs. After retreating early in August, bond prices were also advancing as the period closed.

                                   [CAPTION]

"Many times during the period there were reports that the economy was growing much faster than analysts had expected."

---------------
MARKET OVERVIEW
---------------


RESPONDING TO SLOWER GROWTH

Although the Federal Reserve may raise interest rates in coming months, Fleet Investment Advisors believes any increase would be modest. We also feel stock and bond prices have already adjusted for such an increase. With interest rates at or slightly above current levels, the economy should begin to lose steam. After slowing to an estimated rate of 2.3% in the third quarter, we expect GDP growth to remain near 2% through the fourth quarter and into 1997. If this happens, and investors see that inflation is still in check, interest rates should edge back down and bond prices should rally.

      Lower interest rates should also benefit stocks. Now that valuations are high again, however, slower economic growth and weaker earnings could prompt another correction. Once valuations become more reasonable, stocks should have more room to improve.

                                   [CAPTION]

"Lower interest rates should also benefit stocks. Now that valuations are high again, however, slower economic growth and weaker earnings could prompt another correction. "



PERFORMANCE AT-A-GLANCE
Average Annual Returns as of September 30, 1996

LARGE COMPANY INDEX FUND Inception Date 10/1/90

Six Months       7.48%
1 Year          20.00%        [BAR CHART]
3 Years         16.97%
5 Years         14.75%
Life of Fund    16.94%

SMALL COMPANY INDEX FUND Inception Date 10/1/90

Six Months       6.77%
1 Year          16.23%        [BAR CHART]
3 Years         13.37%
5 Years         14.91%
Life of Fund    19.04%

UTILITY INDEX FUND Inception Date 1/5/93

Six Months      -2.92%
1 Year           2.02%        [BAR CHART]
3 Years          3.80%
Life of Fund     8.23%

U.S. TREASURY INDEX FUND Inception Date 6/4/91

Six Months       1.93%
1 Year           3.93%         [BAR CHART]
3 Years          3.98%
5 Years          7.19%
Life of Fund     7.82%

MUNICIPAL BOND FUND Inception Date 4/15/93

Six Months       1.84%
1 Year           3.93%         [BAR CHART]
3 Years          3.58%
Life of Fund     5.08%

                       - 6 months returns are cummulative

The performance data quoted represents past performance and the invesment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

-----------------
PORTFOLIO REVIEWS
-----------------


[PHOTO OF Murphy van der Velde]

GALAXY FUND II
LARGE COMPANY INDEX FUND

By Murphy van der Velde
Portfolio Manager

The Galaxy Fund II Large Company Index Fund seeks to match, before the deduction of operating expenses, the price and yield performance of the S&P 500 Composite Stock Price Index(R) (the "S&P Index"). By investing in publicly traded U.S. stocks according to their representation in the S&P Index, the Fund is also structured to deliver the same volatility and risk as the S&P Index.

      Rising stock prices, plus interest in the more reliable earnings of large-company stocks, helped the S&P Index earn a total return of 7.72% for the six months ended September 30, 1996. During the same period, the Fund had a total return of 7.48% (after the deduction of operating expenses).

      During the 12 months ended September 30, 1996, the Fund's performance represented a correlation coefficient of .999%. Correlation coefficients measure the degree to which fund performances after expenses move in line with their target index during specific periods. A high correlation coefficient means that the Galaxy Fund II Large Company Index Fund generated results that closely tracked the S&P Index. As in the previous six months, the Fund's broad diversification helped buffer shareholders from the added volatility caused by significant rotation among industry sectors.

      While we expect moderate growth and inflation to help stock prices advance further in coming months, we think high valuations and the prospect of slower earnings growth could prompt another market correction. Any such weakness, however, could set the stage for another advance.

      We expect stocks of large companies to perform especially well in this environment, as investors continue to focus on firms with reliable earnings. Since the recent rotation among industry sectors is likely to persist, index funds representing a wide range of securities should give investors further protection from volatility.

GALAXY FUND II
LARGE COMPANY
INDEX FUND

Distribution of Total Net Assets as of September 30, 1996

                 [PIE CHART]

Other Common and Preferred Stocks             8%
Technology                                   13%
Capital Goods                                 7%
Financial                                    13%
Consumer Cyclical                             8%
Consumer Staples                             21%
Utilities                                     7%
Energy                                        7%
U.S. Gov't and Agency Obligations and
Net Other Assets and Liabilities             16%


GALAXY FUND II
LARGE COMPANY INDEX FUND

Growth of $10,000 investment*

[MOUNTAIN CHART]
10/1/90    9/91    9/92    9/93    9/94    9/95    9/96
INITIAL INVESTMENT       $10,000
S&P 500                  $26,398
GALAXY                   $25,566

- Galaxy Fund II Large Company Index Fund
- S&P 500 Composite Stock Price Index(R)

*Since inception on 10/1/90. The S&P 500 Composite Stock Price Index(R) is an unmanaged index which does not reflect expenses and management fees.


GALAXY FUND II
SMALL COMPANY INDEX FUND

By Murphy van der Velde
Portfolio Manager

      The Galaxy Fund II Small Company Index Fund seeks to match, before the deduction of operating expenses, the price and yield performance of smaller capitalization stocks as represented by the Russell Special Small Company(TM) Index (the "Russell Index"). The Russell Index is an unmanaged index of the common stocks of 3000 companies with the largest market capitalizations, excluding companies in the S&P 500 Index. The Small


GALAXY FUND II
SMALL COMPANY INDEX FUND

Distribution of Total Net Assets
as of September 30, 1996

          [PIE CHART]
Finance                                      18%
Consumer Cyclical                            10%
Other Common and Preferred Stocks             6%
Technology                                   17%
Capital Goods                                 4%
Consumer Staples                             16%
Basic Materials                               5%
Energy                                        4%
Utilities                                     9%
U.S. Gov't. and Agency Obligations and
Net Other Assets and Liabilities             11%

-----------------
PORTFOLIO REVIEWS
-----------------


Company Index Fund does not own all of the issues in the Russell Index, but uses a statistical technique known as "portfolio optimization" to select securities. This technique is designed to provide the Fund with the same responsiveness to economic developments as that of the Russell Index.

      In the six months ended September 30, 1996, small-company stocks benefited from strong advances in technology issues -- as well as continued economic growth and strong interest in initial public offerings. After a sharp advance early in the period, small company issues were hit especially hard when the market corrected. With further gains in technology issues, however, stocks of small companies easily recouped the ground that they'd lost.

      During this time the Russell Index produced a total return of 6.41%, and the Galaxy Fund II Small Company Index Fund achieved a total return of 6.77% (after the deduction of operating expenses).

      The Fund's performance during the 12 months ended September 30, 1996 represented a correlation coefficient of .991%. Correlation coefficients measure the degree to which fund performances after expenses move in line with their target index during specific periods. A high correlation coefficient means the Fund generated results that tracked the Russell Index.

      In the short-term, high valuations and slower economic growth may make small company stocks especially vulnerable to another correction. Longer-term, however, stocks of small companies should continue to benefit from investors' preference for issues with strong potential in a growing economy.


GALAXY FUND II
SMALL COMPANY
INDEX FUND

Growth of $10,000 investment*

- Galaxy Fund II Small Company Index Fund
- Russell Special Small Company(TM) Index

[MOUNTAIN CHART]
10/1/90    9/91    9/92    9/93    9/94    9/95    9/96

Initial Investment                            $10,000
Galaxy Fund II Small Company Index Fund       $28,436
Russell Special Small Company(TM) Index       $31,650


*Since inception on 10/1/90. The Russell Special Small Company (TM)Index is an unmanaged index which does not reflect expenses and management fees.


GALAXY FUND II
UTILITY INDEX FUND

By Murphy van der Velde
Portfolio Manager

The Galaxy Fund II Utility Index Fund seeks to match, before the deduction of operating expenses, the price and yield performance of stocks in the utility industry. To this end, the Fund invests in publicly traded stocks according to their representation in the Russell 1000(TM) Utility Index (the "Utility Index"), an unmanaged index of the common stocks of the utility companies included in the Russell 1000.

      In the six months ended September 30, 1996, prices for utility stocks suffered from rising oil prices and disappointing earnings -- as well as from fears of higher interest rates. These effects were offset somewhat by investors' desire for income-oriented stocks and the continued consolidation of natural gas firms. During the period the Utility Index produced a total return of -3.82%, and the Galaxy Fund II Utility Index Fund had a total return of -2.92% (after the deduction of operating expenses). The Standard & Poor's Utili-


GALAXY FUND II
UTILITY INDEX FUND

Distribution of Total Net Assets
as of September 30, 1996

        [PIE CHART]

Other Common Stocks        8%
Utilities                 94%
U.S. Government
Agency Obligation          7%

Net Other Assets and Liabilities -9%


GALAXY FUND II
UTILITY INDEX FUND
Growth of $10,000 investment*

[MOUNTAIN CHART]
1/5/93     9/94     9/95     9/96     9/96
Initial Investment                       $10,000
Standard & Poor's(R) Utility Index       $14,372
Russell 1000(R) Utility Index            $13,396
Galaxy Fund II Utility Index Fund        $13,436

- Galaxy Fund II Utility Index Fund
- Russell 1000(R) Utility Index
- Standard & Poor's(R) Utility Index

*Since inception on 1/5/93. The Russell 1000(R) Utility Index and Standard &
 Poor's(R) Utility Index are unmanaged indices which do not reflect expenses and management fees.

-----------------
PORTFOLIO REVIEWS
-----------------


ty Index, which reflects the results of a more yield oriented selection of utility stocks than the Russell 1000(TM) Utility Index, returned 1.50% during the same period. The Fund's outperformance of the Utility Index can be attributed primarily to the positive performance of its investment in AT&T stock during the period.

      For the 12 months ended September 30, 1996 the Fund's performance represents a correlation coefficient of .995%. Correlation coefficients measure the degree to which fund performances after expenses move in line with their target index during specific periods. A high correlation coefficient means the Fund generated results that closely tracked the utility indices.

      Ongoing uncertainty about the magnitude of oil price and interest rate increases may plague utility stocks further in coming months. If the Federal Reserve raises short-term interest rates, however, utility stocks should eventually benefit from a slower economy and any decline in interest rates that would result. Investors could also be drawn by the attractive valuations that utility stocks now offer, as well as by enhanced cost-efficiency from further consolidation of natural gas firms.

Murphy van der Velde became manager of the Galaxy Fund II Large Company Index Fund, the Galaxy Fund II Small Company Index Fund and the Galaxy Fund II Utility Index Fund in March of 1996. The managing director of equity trading and derivative products for Fleet Investment Advisors, Mr. van der Velde has managed equity portfolios since 1993.


[PHOTO OF David Lindsay]

GALAXY FUND II
U.S. TREASURY INDEX FUND

By David Lindsay
Portfolio Manager

The Galaxy Fund II U.S. Treasury Index Fund seeks to match, before the deduction of operating expenses, the price and yield performance of the U.S. Treasury component of the Salomon Brothers Broad Investment Grade Bond Index (the "U.S. Treasury Index"), an unmanaged index of government securities. The Fund attempts to meet this objective by investing in U.S. Treasury notes and bonds according to their representation in the U.S. Treasury Index.

      Worries about higher interest rates and inflation made prices for Treasury bonds quite volatile in the six months ended September 30, 1996. Also during this period many investors favored corporate issues, which have moderately higher yields. Treasury prices traded in a relatively narrow range, however, keeping yields for 30-year bonds between 6.65% and 7.25%.

      During this time the U.S. Treasury Index posted a total return of 2.10%, while the Galaxy Fund II U.S. Treasury Index Fund had a total return of 1.93% (after deduction of operating expenses).

      The Fund's performance during the 12 months ended September 30, 1996 represents a correlation coefficient of .998%. Correlation coefficients measure the degree to which fund performances after expenses move in line with their target index during specific periods. A high correlation coefficient means


GALAXY FUND II
U.S. TREASURY
INDEX FUND

Distribution of Total Net Assets
as of September 30, 1996

        [PIE CHART]
Other U.S. Government
 and Agency Obligations
 & Net Other Assets
 and Liabilities               3%
U.S. Treasury Bonds           26%
U.S. Treasury Notes           71%


GALAXY FUND II
U.S. TREASURY INDEX FUND
Growth of $10,000 investment*

[MOUNTAIN CHART]
6/4/91    9/91    9/92    9/93    9/94    9/95    9/96

Initial Investment                            $10,000
Galaxy Fund II U.S. Treasury Index Fund       $14,932
Salomon Brothers U.S. Treasury Index          $15,222

- Galaxy Fund II U.S. Treasury Index Fund
- Salomon Brothers U.S. Treasury Index


* Since inception on 6/4/91. The Salomon Brothers U.S. Treasury Index is an unmanaged index which does not reflect expenses and management fees.

-----------------
PORTFOLIO REVIEWS
-----------------


the Fund generated results that tracked the index closely and shows that the securities owned by the Fund constituted a representative cross-section of the U.S. Treasury Index.

      Moderate inflation in the U.S. and low interest rates overseas should keep Treasury bonds attractive to investors here and abroad. If the Federal Reserve raises short-term interest rates and economic growth slows, prices for Treasuries could strengthen enough to lower long-term yields early next year. Having suffered more when bond prices fell, we believe Treasuries could outpace corporate bonds and other higher-yielding issues in months to come.

David Lindsay has managed the Galaxy Fund II U.S. Treasury Index Fund since July 1994. He has managed fixed-income portfolios for Fleet Investment AdvisorsInc. since 1986.


[PHOTO OF Mary McGoldrick]

GALAXY FUND II
MUNICIPAL BOND FUND

By Mary McGoldrick
Portfolio Manager

The Galaxy Fund II Municipal Bond Fund seeks to provide the highest level of income exempt from regular federal tax that is consistent with preservation of capital. Typically, the Fund invests substantially all of its assets in debt securities issued by state, local and regional government agencies, and maintains an average maturity for its investments of seven to 12 years.

      In the last six months prices for municipal bonds held up relatively well against rising interest rates. This was largely because municipal prices had been hurt earlier by talk of legislation that would have removed the tax advantages municipals enjoy. As Congress grew less interested in such changes, municipal prices strengthened. Prices for municipals also benefited from a reduced supply of new issues. Many issuers postponed taking issues to market hoping that interest rates would soon fall.

      During this time we tried to make the most of higher yields by emphasizing longer-term issues in the Fund's portfolio. To further enhance yield, while protecting the value of Fund shares, we concentrated on municipal bonds that could not be called in early by their issuers. Prices for bonds with such protection tend to fluctuate less in times of market instability than prices for "callable" issues.

GALAXY FUND II
MUNICIPAL BOND FUND
Growth of $10,000 investment*

- Galaxy Fund II Municipal Bond Fund
- Lehman Bros. Seven Year Municipal Bond Index
4/15/93       9/93       9/94       9/95       9/96

Initial Investment                                 $10,000
Lehman Bros. Seven Year Municipal Bond Index       $11,488
Galaxy Fund II Municipal Bond Fund                 $11,871

* Since inception on 4/15/93. The Lehman Brothers Seven Year Municipal Bond Index is an unmanaged index which does not reflect expenses and management fees.

-----------------
PORTFOLIO REVIEWS
-----------------


      These strategies helped the Fund earn a total return of 1.84% (after deduction of operating expenses) for the six months ended September 30, 1996. That compares to a return of 2.24% for its benchmark, the Lehman Brothers Seven Year Municipal Bond Index -- an unmanaged index of municipal issues that mature in seven years.

      Prices for municipal securities may fluctuate further in coming months, as bond investors remain confused about the economy and interest rates. Should the Federal Reserve raise interest rates modestly, however, the economy could slow, interest rates could fall, and bond prices should start to improve. By focusing on municipal bonds with longer maturities, which tend to be more sensitive to interest rate changes, we hope to enhance the potential for capital gains that a bond rally could bring.

                                   [CAPTION]

Mary McGoldrick has managed the Galaxy Fund II Municipal Bond Fund since July 1994. She has managed portfolios at Fleet Investment Advisors Inc. and other banks for nine years.


GALAXY FUND II MUNICIPAL BOND FUND

Geographical Distribution of Total Net Assets as of September 30, 1996

               [PIE CHART]

South                                  33%
East                                   31%
Mountain                               10%
Pacific                                 7%
North Central                          18%
Net Other Assets and Liabilities        1%

---------------------------
  SHAREHOLDER INFORMATION
---------------------------

      TRUSTEES
     AND OFFICERS

 Dwight E. Vicks, Jr.
 Chairman and Trustee

    John T. O'Neill
 President, Treasurer
      and Trustee

   Louis DeThomasis,
     F.S.C., Ph.D.
        Trustee

   Donald B. Miller
        Trustee

     James M. Seed
        Trustee

  Bradford S. Wellman
        Trustee

        W. Bruce
   McConnel, III, Esq.
       Secretary

     Neil Forrest
   Vice President &
  Assistant Treasurer

  INVESTMENT ADVISOR

   Fleet Investment
     Advisors Inc.
    75 State Street
      Boston, MA
         02109

      DISTRIBUTOR

     440 Financial
   Distributors, Inc.
  4400 Computer Drive
     Westborough,
  Massachusetts 01581

     ADMINISTRATOR

  Fleet National Bank
   50 Kennedy Plaza
      Providence,
Rhode Island 02903-2305



For complete information, and before making an investment decision on any of the Funds of Galaxy Fund II, you should request a prospectus from 440 Financial Distributors, Inc., by calling (800) 628-0414. This report is submitted for the general information of shareholders of Galaxy Fund II. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for each Fund of Galaxy Fund II, which contains more information concerning investment policies, expenses of the Funds as well as other pertinent information. Read the prospectus carefully before you invest.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by Fleet Financial Group, Inc. or any of its affiliates, Fleet Investment Advisors Inc., or any Fleet bank. Shares of the Funds are not federally insured by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. The performance data quoted represents past performance and the investment return and principal value will vary as a result of market conditions or other factors so that shares of the Funds, when redeemed, may be worth more or less than their original cost. An investment in the Funds involves investment risks, including the possible loss of principal.


                                [RECYCLE SYMBOL]
                   This report was printed on recycled paper.

                       LARGE COMPANY INDEX FUND
  GALAXY               PORTFOLIO OF INVESTMENTS
  FUND II            SEPTEMBER 30, 1996 (UNAUDITED)




                                                                 VALUE
     SHARES                                                     (NOTE 2)
     ------                                                     --------
COMMON STOCKS - 84.28%

                 CONSUMER STAPLES - 20.78%

    40,600       Abbott Laboratories                        $  1,999,550
     1,479       Alberto-Culver Co., Class B                      64,152
     3,187       Allergan, Inc.                                  121,504
     4,191       ALZA Corp.*                                     112,633
     9,434       American Brands, Inc.                           398,587
    31,970       American Home Products Corp.                  2,038,088
    13,548       Amgen, Inc.*                                    855,218
    26,056       Anheuser-Busch Cos., Inc.                       980,357
    28,315       Archer-Daniels-Midland Co.                      545,064
     7,062       Avon Products, Inc.                             350,452
     2,900       Bard (C.R.), Inc.                                90,263
     2,922       Bausch & Lomb, Inc.                             107,384
    14,394       Baxter International, Inc.                      672,920
     6,542       Becton Dickinson & Co.                          289,484
     5,098       Beverly Enterprises, Inc.*                       55,441
     5,827       Biomet, Inc.*                                    95,417
    26,074       Bristol-Myers Squibb Co.                      2,512,882
     3,411       Brown-Forman Corp., Class B                     133,455
    12,770       Campbell Soup Co.                               996,060
     2,703       Clorox Co.                                      259,150
   128,904       Coca-Cola Co.                                 6,557,933
     7,618       Colgate Palmolive Co.                           661,814
    22,928       Columbia/HCA Healthcare Corp.                 1,304,030
     2,373       Community Psychiatric Centers *                  22,247
    12,272       ConAgra, Inc.                                   604,396
     2,039       Coors (Adolph) Co., Class B                      44,731
     7,665       CPC International, Inc.                         573,917
     8,118       Darden Restaurants, Inc.                         70,018
    10,600       Federated Department Stores, Inc.*              355,100
     2,025       Fleming Cos., Inc.                               35,184
     4,103       Fruit of The Loom, Inc., Class A *              127,193
     8,214       General Mills, Inc.                             495,920
    22,754       Gillette Co.                                  1,641,132
    19,394       Heinz (H. J.) Co.                               654,548
     8,172       Hershey Foods Corp.                             410,643
     6,200       HFS, Inc.*                                      414,625
     8,200       Humana, Inc.*                                   166,050
     5,632       International Flavors & Fragances, Inc          245,696
    66,402       Johnson & Johnson                             3,403,103
    11,185       Kellogg Co.                                     770,367
    14,447       Kimberly-Clark Corp.                          1,273,142
    28,528       Lilly (Eli) & Co.                             1,840,056
    13,982       Limited, Inc.                                   267,406
     3,913       Liz Claiborne, Inc.                             145,759
     1,195       Luby's Cafeterias, Inc.                          28,680
     3,124       Manor Care, Inc.                                119,884
    35,605       McDonald's Corp.                              1,686,787
    11,892       Medtronic, Inc.                                 762,575
    63,405       Merck & Co., Inc.                             4,462,127
     7,358       NIKE, Inc., Class B                             893,997
    81,200       PepsiCo, Inc.                                 2,293,900
    32,450       Pfizer, Inc.                                  2,567,606
    25,845       Pharmacia & Upjohn, Inc.                      1,066,106
    43,217       Philip Morris Cos., Inc.                      3,878,726
     4,415       Pioneer Hi-Bred International, Inc.        $    267,108
    35,229       Procter & Gamble Co.                          3,434,828
     6,851       Quaker Oats Co.                                 250,918
     5,413       Ralston Purina Group                            370,791
     3,686       Reebok International, Ltd.                      128,089
     4,318       Rite Aid Corp.                                  156,528
     8,076       Rubbermaid, Inc.                                197,862
     2,153       Russell Corp.                                    69,434
     2,901       Ryan's Family Steak Houses, Inc.*                22,120
    24,974       Sara Lee Corp.                                  892,821
    19,105       Schering-Plough Corp.                         1,174,958
    19,125       Seagram Co., Ltd.                               714,797
    20,166       Sears Roebuck & Co.                             902,429
     1,079       Shared Medical Systems Corp.                     61,503
     2,249       Shoney's, Inc.*                                  20,522
     1,052       Springs Industries, Inc., Class A                46,814
     3,664       St. Jude Medical, Inc.*                         147,934
     3,478       SuperValu, Inc.                                  95,645
     9,394       Sysco Corp.                                     315,873
    10,359       Tenet Healthcare Corp.*                         230,488
     8,209       Unilever N.V., New York Shares                1,293,944
     9,136       United Healthcare Corp.                         380,286
     2,878       United States Surgical Corp.                    122,315
    10,088       UST, Inc.                                       298,857
     3,225       VF Corp.                                        193,903
    14,014       Warner-Lambert Co.                              924,924
     6,170       Wendy's International, Inc.                     132,655
     7,888       Winn-Dixie Stores, Inc.                         275,094
     5,846       Wrigley (William) Jr. Co.                       352,222
                                                            ------------
                                                              65,999,121
                                                            ------------

                TECHNOLOGY - 13.26%

     6,938      Advanced Micro Devices, Inc.*                    102,336
    25,247      Airtouch Communications, Inc.*                   697,448
     6,028      Amdahl Corp.*                                     56,889
    82,085      American Telephone & Telegraph Corp.           4,288,941
    11,118      AMP, Inc.                                        430,823
     6,453      Apple Computer, Inc.                             143,176
     9,322      Applied Materials, Inc.*                         257,520
     2,384      Autodesk, Inc.                                    61,686
    14,606      Automatic Data Processing, Inc.                  637,187
     9,700      Bay Networks, Inc. *                             264,325
     9,002      Boston Scientific Corp.*                         517,615
     3,495      Cabletron Systems, Inc.*                         238,971
     3,366      Ceridian Corp.*                                  168,300
    32,110      CISCO Systems, Inc.*                           1,992,827
    13,626      Compaq Computer Corp.*                           873,767
    18,612      Computer Associates International, Inc.        1,112,067
     2,790      Computer Sciences Corp.*                         214,481
    11,868      Corning, Inc.                                    462,852
     2,021      Data General Corp.*                               28,294
     7,597      Digital Equipment Corp.*                         271,593
    13,431      Dow Chemical Co.                               1,077,838
     5,745      DSC Communications Corp.*                        143,625
     2,712      E G & G, Inc.                                     48,477

                       See Notes to Financial Statements.

                       LARGE COMPANY INDEX FUND
  GALAXY               PORTFOLIO OF INVESTMENTS (CONTINUED)
  FUND II            SEPTEMBER 30, 1996 (UNAUDITED)


                                                               VALUE
     SHARES                                                   (NOTE 2)
     ------                                                   --------

                 TECHNOLOGY (CONTINUED)

    11,400       EMC Corp.*                                $    257,925
     6,300       General Instrument Corp.*                      155,925
     2,459       General Signal Corp.                           108,196
     2,050       Harris Corp.                                   133,506
    52,322       Hewlett-Packard Co.                          2,550,698
     6,646       Honeywell, Inc.                                419,529
     2,155       Imation Corp.*                                  52,798
    42,416       Intel Corp.                                  4,048,077
     2,384       Intergraph Corp.*                               26,224
    29,181       International Business Machines Corp.        3,633,035
     6,100       Lucent Technologies, Inc.                      279,838
     6,600       LSI Logic Corp.*                               153,450
    34,660       MCI Communications Corp.                       888,163
    10,663       Micron Technology, Inc.                        325,222
    30,366       Microsoft Corp.*                             4,004,516
    30,271       Motorola, Inc.                               1,562,740
     7,122       National Semiconductor Corp.*                  143,330
    12,937       Northern Telecom, Ltd.                         747,112
    19,090       Novell, Inc. *                                 209,990
    33,618       Oracle Corp.*                                1,430,866
     2,239       Perkin-Elmer Corp.                             129,582
     7,886       Pitney Bowes, Inc.                             415,001
     3,968       Scientific-Atlanta, Inc.                        62,992
     5,400       Seagate Technology, Inc.*                      301,725
     8,380       Silicon Graphics, Inc.*                        185,408
    22,389       Sprint Corp.                                   870,372
     9,652       Sun Microsystems, Inc.*                        599,631
     5,916       Tandem Computers, Inc.*                         63,597
     1,715       Tektronix, Inc.                                 70,101
    33,428       Tele-Communications, Inc.,
                 TCI Group, Series A*                           499,331
     4,517       Tellabs, Inc.*                                 319,013
     9,746       Texas Instruments, Inc.                        537,248
     1,938       Thomas & Betts Corp.                            79,458
     8,300       3Com Corp.*                                    498,519
     7,912       Tyco International, Ltd.                       341,205
     9,121       Unisys Corp.*                                   55,866
    24,194       U.S. West, Inc., Media Group*                  408,274
     2,686       Western Atlas, Inc.*                           167,204
    21,195       Westinghouse Electric Corp.                    394,757
    16,607       Xerox Corp.                                    890,550
                                                           ------------
                                                             42,112,012
                                                           ------------

                 FINANCE - 12.60%

     7,703       Aetna Life & Casualty Co.                      542,099
     5,897       Ahmanson (H.F.) & Co.                          165,116
     2,359       Alexander & Alexander Services, Inc.            39,218
    23,078       Allstate Corp.                               1,136,592
    24,807       American Express Co.                         1,147,324
    10,460       American General Corp.                         394,865
    24,458       American International Group, Inc.           2,464,144
     5,400       Aon Corp.                                      292,950
    23,131       Banc One Corp.                                 948,371
     5,830       Bank of Boston Corp.                           337,411
    20,730       Bank of New York Co., Inc.                     608,944
    18,979       BankAmerica Corp.                         $  1,558,650
     4,106       Bankers Trust New York Corp.                   322,834
     9,968       Barnett Banks, Inc.                            336,420
     2,681       Beneficial Corp.                               154,158
     5,299       Block (H & R), Inc.                            157,645
     7,922       Boatmen's Bancshares, Inc.                     442,642
    22,374       Chase Manhattan Corp.                        1,792,717
     9,040       Chubb Corp.                                    415,840
     3,885       Cigna Corp.                                    465,714
    24,848       Citicorp                                     2,251,850
     5,800       Comerica, Inc.                                 298,700
    11,499       CoreStates Financial Corp.                     497,332
     8,603       Dean Witter Discover & Co.                     473,165
     9,346       Federal Home Loan Mortgage Corp.               914,740
    56,112       Federal National Mortgage Association        1,956,906
     5,200       Fifth Third Bancorp                            302,250
     6,700       First Bank System, Inc.                        448,063
    16,302       First Chicago NBD Corp.                        737,666
    11,562       First Data Corp.                               943,748
    14,322       First Union Corp.                              955,994
    13,631       Fleet Financial Group, Inc.                    606,580
     4,225       General Re Corp.                               598,894
     2,932       Golden West Financial Corp.                    171,156
     7,100       Great Western Financial Corp.                  188,150
     7,100       Green Tree Financial Corp.                     278,675
     5,103       Household International, Inc.                  419,722
     5,936       ITT Corp.*                                     258,958
     5,936       ITT Hartford Group, Inc.                       350,224
     5,936       ITT Industries, Inc.                           143,206
     3,594       Jefferson-Pilot Corp.                          185,990
    12,125       KeyCorp                                        533,500
     5,433       Lincoln National Corp.                         238,373
     5,960       Loews Corp.                                    461,155
     3,677       Marsh & McLennan Cos., Inc.                    357,129
    11,803       MBNA Corp.                                     410,154
     7,259       Mellon Bank Corp.                              430,096
     8,942       Merrill Lynch & Co., Inc.                      586,819
     3,000       MGIC Investment Corp.                          202,125
     7,900       Morgan Stanley Group, Inc.                     393,025
     9,607       Morgan (J.P.) & Co., Inc.                      853,822
    11,500       National City Corp.                            484,438
    15,139       NationsBank Corp.                            1,315,201
    18,240       Norwest Corp.                                  745,560
    17,170       PNC Bank Corp.                                 573,049
     4,955       Providian Corp.                                213,065
     1,494       Pulte Corp.                                     38,284
     2,870       Republic New York Corp.                        198,389
     6,578       SAFECO Corp.                                   230,230
     5,529       Salomon, Inc.                                  252,261
     4,420       St. Paul Cos., Inc.                            245,310
    11,720       SunTrust Banks, Inc.                           480,520
     3,586       Torchmark Corp.                                164,508
     3,381       Transamerica Corp.                             236,247
    24,917       Travelers Group, Inc.                        1,224,048
     3,600       UNUM Corp.                                     230,850
     5,703       USF & G Corp.                                  105,506

                       See Notes to Financial Statements.

                       LARGE COMPANY INDEX FUND
  GALAXY               PORTFOLIO OF INVESTMENTS (CONTINUED)
  FUND II              SEPTEMBER 30, 1996 (UNAUDITED)


                                                                 VALUE
     SHARES                                                     (NOTE 2)
     ------                                                     --------

                 FINANCE (CONTINUED)

     1,896       USLife Corp.                                 $     56,880
     7,743       U.S. Bancorp                                      305,849
     8,637       Wachovia Corp.                                    427,532
     5,063       Wells Fargo & Co.                               1,316,380
                                                              ------------
                                                                40,015,928
                                                              ------------
                 CONSUMER CYCLICAL - 7.82%

    13,000       Albertson's, Inc.                                 547,625
     3,845       American Greetings Corp., Class A                 110,063
     1,941       Armstrong World Industries, Inc.                  121,070
     2,436       Bally Entertainment Corp.*                         69,122
     4,469       Black & Decker Corp.                              185,464
     1,510       Briggs & Stratton Corp.                            67,006
       839       Brown Group, Inc.                                  19,507
     4,944       Brunswick Corp.                                   118,656
     1,513       Centex Corp.                                       49,362
     5,684       Charming Shoppes, Inc.*                            34,104
     4,954       Circuit City Stores, Inc.                         178,963
    12,527       Comcast Corp. Special Class A                     192,603
     4,313       Cooper Tire & Rubber Co.                           93,269
     1,719       Crane Co.                                          76,281
    11,980       CUC International, Inc. *                         477,703
     5,238       Dana Corp.                                        158,450
    10,713       Dayton-Hudson Corp.                               353,529
     4,319       Deluxe Corp.                                      163,042
     5,809       Dillard Department Stores, Inc., Class A          187,340
    35,297       Disney (Walt) Co.                               2,236,947
     7,987       Donnelley (R.R.) & Sons Co.                       257,581
     4,977       Dow Jones & Co., Inc.                             184,149
     8,476       Dun & Bradstreet Corp.                            505,382
    17,657       Eastman Kodak Co.                               1,386,075
     4,082       Eaton Corp.                                       246,451
     3,018       Echlin, Inc.                                       94,690
     7,276       Gannett Co., Inc.                                 512,049
    14,684       Gap, Inc.                                         424,001
     6,299       Genuine Parts Co.                                 275,581
     3,027       Giant Food, Inc., Class A                         102,918
     2,596       Goodrich (B.F.) Co.                               117,145
     7,893       Goodyear Tire & Rubber Co.                        364,065
     2,045       Great Atlantic & Pacific Tea Co., Inc.             52,914
     3,668       Harcourt General, Inc.                            202,657
     1,734       Harland (John H.) Co.                              52,020
     5,336       Harrah's Entertainment, Inc.*                      99,383
     4,580       Hasbro, Inc.                                      170,033
     9,932       Hilton Hotels Corp.                               281,821
    24,585       Home Depot, Inc.                                1,398,272
     4,106       Interpublic Group of Companies, Inc.              194,009
     1,958       Jostens, Inc.                                      40,873
     1,709       Kaufman & Broad Home Corp.                         22,217
     1,942       King World Productions, Inc.*                      71,611
    23,704       Kmart Corp.                                       242,966
     5,178       Knight-Ridder, Inc.                               191,586
     6,459       Kroger Co.*                                       289,040
     1,058       Longs Drug Stores Corp.                            46,023
     8,276       Lowe's Cos., Inc.                                 338,282
     6,594       Marriott International, Inc.                      363,494
     8,293       Masco Corp.                                  $    248,790
    14,330       Mattel, Inc.                                      370,789
    12,837       May Department Stores Co.                         624,199
     5,506       Maytag Corp.                                      107,367
     5,174       McGraw-Hill Cos., Inc.                            220,542
     5,393       Melville Corp.                                    237,966
     1,940       Mercantile Stores Co., Inc.                       104,760
     1,428       Meredith Corp.                                     70,508
     5,267       Moore Corp., Ltd.                                  96,781
     2,586       National Service Industries, Inc.                  90,510
     5,022       New York Times Co., Class A                       169,493
     8,204       Newell Co.                                        246,120
     4,311       Nordstrom, Inc.                                   163,818
     1,056       Outboard Marine Corp.                              16,236
     2,568       Owens-Corning Fiberglas Corp.                      94,695
    11,488       Penney (J.C.) Co., Inc.                           621,788
     3,120       Pep Boys-Manny, Moe & Jack                        111,150
     2,389       Polaroid Corp.                                    105,116
    10,012       Price/Costco, Inc.*                               205,246
     2,950       Safety-Kleen Corp.                                 48,675
    10,708       Service Corp. International                       323,917
     4,426       Sherwin-Williams Co.                              205,256
     3,232       Snap-On, Inc.                                     103,828
     4,726       Stanley Works                                     132,919
     2,496       Stride Rite Corp.                                  22,464
     3,091       Tandy Corp.                                       124,799
    19,802       Time Warner, Inc.                                 764,852
     5,760       Times Mirror Co., Series A                        256,320
     3,668       TJX Cos., Inc.                                    131,590
    14,190       Toys `R' Us, Inc.*                                413,284
     3,249       Tribune Co.                                       253,422
     3,033       Tupperware Corp.                                  148,617
    12,536       Walgreen Co.                                      463,832
   118,195       Wal-Mart Stores, Inc.                           3,117,393
     3,871       Whirlpool Corp.                                   195,969
     5,392       Whitman Corp.                                     124,690
     6,798       Woolworth Corp.*                                  140,209
                                                              ------------
                                                                24,845,304
                                                              ------------

                 ENERGY - 7.39%

     4,824       Amerada Hess Corp.                                255,069
    25,618       Amoco Corp.                                     1,806,069
     3,226       Ashland, Inc.                                     128,234
     8,213       Atlantic Richfield Co.                          1,047,158
     7,123       Baker Hughes, Inc.                                216,361
     6,572       Burlington Resources, Inc.                        291,633
    33,306       Chevron Corp.                                   2,085,788
     9,385       Dresser Industries, Inc.                          279,204
     1,067       Eastern Enterprises                                40,279
    63,711       Exxon Corp.                                     5,303,941
     5,814       Halliburton Co.                                   300,148
     1,392       Helmerich & Payne, Inc.                            60,726
     2,693       Kerr-McGee Corp.                                  163,936
     1,814       Louisiana Land & Exploration Co.                   95,462
     2,781       McDermott International, Inc.                      60,487
    20,317       Mobil Corp.                                     2,351,693

                       See Notes to Financial Statements.

                       LARGE COMPANY INDEX FUND
  GALAXY               PORTFOLIO OF INVESTMENTS (CONTINUED)
  FUND II              SEPTEMBER 30, 1996 (UNAUDITED)


                                                               VALUE
     SHARES                                                   (NOTE 2)
     ------                                                   --------

                 ENERGY (CONTINUED)

    16,253       Occidental Petroleum Corp.                $    379,914
     5,494       Oryx Energy Co.*                                97,519
     7,720       Panenergy Corp.                                268,270
     2,362       Pennzoil Co.                                   124,891
    13,359       Phillips Petroleum Co.                         571,097
     4,388       Rowan Cos., Inc.*                               81,727
    27,633       Royal Dutch Petroleum Co., ADR               4,314,202
    12,311       Schlumberger, Ltd.                           1,040,280
     3,961       Sun Co., Inc.                                   91,103
    13,579       Texaco, Inc.                                 1,249,268
    12,603       Unocal Corp.                                   453,708
    14,819       USX-Marathon Group                             320,461
                                                           ------------
                                                             23,478,628
                                                           ------------

                 UTILITIES - 7.12%

     9,651       Alltel Corp.                                   269,022
     9,704       American Electric Power Co., Inc.              394,225
    28,536       Ameritech Corp.                              1,501,707
     7,603       Baltimore Gas & Electric Co.                   198,628
    22,359       Bell Atlantic Corp.                          1,338,745
    50,704       BellSouth Corp.                              1,876,048
     8,005       Carolina Power & Light Co.                     276,173
     9,820       Central & South West Corp.                     255,320
     7,988       Cinergy Corp.                                  246,630
     5,485       Coastal Corp.                                  226,256
     2,584       Columbia Gas System, Inc.                      144,704
    12,275       Consolidated Edison Co. of New York            340,631
     4,937       Consolidated Natural Gas Co.                   264,747
     8,955       Dominion Resources, Inc.                       338,051
     7,555       DTE Energy Co.                                 211,540
    10,626       Duke Power Co.                                 495,437
    23,075       Edison International                           412,466
    13,139       Enron Corp.                                    535,414
     3,449       ENSERCH Corp.                                   71,998
    11,902       Entergy Corp.                                  321,354
     9,583       FPL Group, Inc.                                414,465
     6,158       GPU, Inc.                                      189,359
    49,725       GTE Corp.                                    1,914,413
    13,674       Houston Industries, Inc.                       302,537
     7,429       Niagara Mohawk Power Corp.                      59,432
     2,612       NICOR, Inc.                                     88,155
     6,380       Noram Energy Corp.                              94,903
     3,444       Northern States Power Co.                      160,577
    22,043       NYNEX Corp.                                    958,871
     7,880       Ohio Edison Co.                                152,675
     1,501       Oneok, Inc.                                     41,278
     4,381       Pacific Enterprises                            132,525
    22,013       Pacific Gas & Electric Co.                     478,783
    21,857       Pacific Telesis Group                          734,942
    14,591       PacifiCorp                                     300,939
    11,521       PECO Energy Co.                                273,624
     1,828       Peoples Energy Corp.                            62,152
     8,200       P P & L Resources, Inc.                        179,375
    12,649       Public Service Enterprise Group, Inc.          338,361
     4,710       Santa Fe Energy Resources, Inc.*                67,118
    31,188       SBC Communications, Inc.                  $  1,500,923
     4,427       Sonat, Inc.                                    195,895
    34,351       Southern Co.                                   777,191
     9,254       Tenneco, Inc.                                  463,857
    11,881       Texas Utilities Co.                            470,785
    11,009       Unicom Corp.                                   276,601
     5,340       Union Electric Co.                             196,913
    24,194       U.S. West, Inc., Communications Group          719,772
    18,705       Viacom, Inc., Class B *                        664,028
     5,239       Williams Cos., Inc.                            267,189
    19,000       WorldCom, Inc.*                                406,125
                                                           ------------
                                                             22,602,859
                                                           ------------

                 CAPITAL GOODS - 6.47%

     5,948       Alco Standard Corp.                            296,657
     7,537       American Stores Co.                            301,480
     2,840       Andrew Corp.*                                  141,645
    17,610       Boeing Co.                                   1,664,145
    10,959       Browning-Ferris Industries, Inc.               273,975
    10,170       Caterpillar, Inc.                              766,564
     1,914       Cincinnati Milacron, Inc.                       36,127
     5,613       Cooper Industries, Inc.                        242,762
     2,105       Cummins Engine Co., Inc.                        82,884
    13,709       Deere & Co.                                    575,778
     5,754       Dover Corp.                                    274,754
    11,763       Emerson Electric Co.                         1,060,140
     2,371       Fleetwood Enterprises, Inc.                     72,908
     4,311       Fluor Corp.                                    265,127
     1,934       FMC Corp.*                                     131,270
     2,135       Foster Wheeler Corp.                            93,406
     3,189       General Dynamics Corp.                         219,642
    85,945       General Electric Co.                         7,820,995
     1,847       Giddings & Lewis, Inc.                          21,933
     2,603       Grainger (W.W.), Inc.                          182,861
     2,542       Harnischfeger Industries, Inc.                  95,961
     6,020       Illinois Tool Works, Inc.                      434,193
     5,597       Ingersoll-Rand Co.                             265,858
     2,152       Johnson Controls, Inc.                         161,400
    15,376       Laidlaw, Inc., Class B                         169,136
     2,949       Lucasvarity Plc, ADR*                          116,117
    11,662       McDonnell Douglas Corp.                        612,255
       465       NACCO Industries, Inc., Class A                 22,204
     3,997       Navistar International Corp.*                   33,975
     2,582       Northrop Grumman Corp.                         207,206
     2,074       PACCAR, Inc.                                   113,552
     3,929       Parker-Hannifin Corp.                          165,018
    12,768       Raytheon Co.                                   710,220
    11,180       Rockwell International Corp.                   630,273
     4,428       Textron, Inc.                                  376,380
     1,715       Timken Co.                                      67,314
     3,237       TRW, Inc.                                      301,041
     6,163       United Technologies Corp.                      740,330
    24,731       WMX Technologies, Inc.                         813,032
                                                           ------------
                                                             20,560,518
                                                           ------------

                       See Notes to Financial Statements.

                       LARGE COMPANY INDEX FUND
  GALAXY               PORTFOLIO OF INVESTMENTS (CONTINUED)
  FUND II              SEPTEMBER 30, 1996 (UNAUDITED)


                                                              VALUE
     SHARES                                                  (NOTE 2)
     ------                                                  --------

                 BASIC MATERIALS - 5.54%

     5,728       Air Products & Chemicals, Inc.           $    333,656
    11,649       Alcan Aluminum, Ltd.                          349,470
    14,462       AlliedSignal, Inc.                            952,684
     9,265       Aluminum Co. of America                       546,635
     5,261       Armco, Inc.*                                   23,675
     2,158       ASARCO, Inc.                                   57,457
     2,681       Avery-Dennison Corp.                          148,796
     1,694       Ball Corp.                                     41,503
    18,084       Barrick Gold Corp.                            454,361
     2,692       Bemis Co., Inc.                                91,192
     5,837       Bethlehem Steel Corp.*                         58,370
     2,557       Boise Cascade Corp.                            86,938
     5,054       Champion International Corp.                  231,852
     5,934       Crown Cork & Seal Co., Inc.                   273,706
     4,882       Cyprus Amax Minerals Co.                      104,963
    28,700       duPont (E.I.) deNemours & Co.               2,532,775
     4,135       Eastman Chemical Co.                          241,381
     6,696       Echo Bay Mines, Ltd.                           59,009
     7,298       Engelhard Corp.                               167,854
    10,384       Freeport-McMoran
                 Copper & Gold, Inc., Class B                  324,500
     4,634       Georgia-Pacific Corp.                         366,665
     5,035       Grace (W.R.) & Co.                            380,143
     3,191       Great Lakes Chemical Corp.                    181,887
     5,701       Hercules, Inc.                                312,130
     7,130       Homestake Mining Co.                          104,276
     6,114       Inco, Ltd., Class A                           188,006
     2,538       Inland Steel Industries, Inc.                  45,367
    15,664       International Paper Co.                       665,720
     4,313       James River Corp. of Virginia                 119,147
     5,634       Louisiana-Pacific Corp.                       128,174
     3,968       Mallinckrodt Group, Inc.                      165,168
     2,729       Mead Corp.                                    159,988
     2,297       Millipore Corp.                                90,732
    21,554       Minnesota Mining & Manufacturing Co.        1,506,086
    29,745       Monsanto Co.                                1,085,693
     7,752       Morton International, Inc.                    308,142
     3,362       Nalco Chemical Co.                            121,873
     4,969       Newmont Mining Corp.                          234,785
     4,528       Nucor Corp.                                   229,796
     5,874       Pall Corp.                                    165,941
     3,463       Phelps Dodge Corp.                            222,065
    12,398       Placer Dome, Inc.                             292,903
     1,510       Potlatch Corp.                                 58,513
    10,111       PPG Industries, Inc.                          549,786
     7,340       Praxair, Inc.                                 315,620
     2,347       Raychem Corp.                                 176,025
     3,029       Reynolds Metals Co.                           154,858
     3,455       Rohm & Haas Co.                               226,303
     2,468       Sigma Aldrich Corp.                           140,676
     5,014       Stone Container Corp.                          78,344
     2,811       Temple-Inland, Inc.                           148,280
     1,514       Trinova Corp.                            $     47,691
     3,464       Union Camp Corp.                              169,303
     7,138       Union Carbide Corp.                           325,671
     4,375       USX-U.S. Steel Group, Inc.                    124,688
     5,228       Westvaco Corp.                                154,880
    10,382       Weyerhaeuser Co.                              478,870
     2,800       Williamette Industries, Inc.                  183,400
     4,717       Worthington Industries, Inc.                   94,340
                                                          ------------
                                                            17,582,712
                                                          ------------

                 TRANSPORTATION - 3.19%

     3,956       AMR Corp.*                                    314,997
     7,360       Burlington Northern Santa Fe Corp.            621,000
     2,049       Caliber System, Inc.                           33,040
     3,600       Case Corp.                                    175,500
    39,240       Chrysler Corp.                              1,123,245
     4,108       Conrail, Inc.                                 297,317
     2,244       Consolidated Freightways, Inc.                 54,978
    10,766       CSX Corp.                                     543,683
     2,785       Delta Air Lines, Inc.                         200,520
     3,301       Ecolab, Inc.                                  111,409
     2,705       Federal Express Corp.*                        214,371
    55,721       Ford Motor Co.                              1,741,281
    38,285       General Motors Corp.                        1,837,680
    10,300       Lockheed Martin Corp.                         928,288
     6,675       Norfolk Southern Corp.                        609,928
     3,989       Ryder System, Inc.                            118,174
     7,296       Southwest Airlines Co.                        166,896
    13,167       Union Pacific Corp.                           964,483
     3,195       U.S. Air Group, Inc.*                          52,718
     1,507       Yellow Corp.*                                  19,591
                                                          ------------
                                                            10,129,099
                                                          ------------

                 METALS AND MINING - 0.11%

     8,882       Allegheny Teledyne, Inc.*                     200,955
    10,000       Battle Mountain Gold Co.                       77,500
     6,832       Santa Fe Pacific Gold Corp.                    85,400
                                                          ------------
                                                               363,855
                                                          ------------
                 TOTAL COMMON STOCKS                       267,690,036
                                                          ------------
                 (Cost $181,681,776)

    PREFERRED STOCK - 0.01%

       592       Aetna Life & Casualty Co., Class C             43,142
                                                          ------------

                 TOTAL PREFERRED STOCK                          43,142
                                                          ------------
                 (Cost $38,702)

                       See Notes to Financial Statements.

                       LARGE COMPANY INDEX FUND
  GALAXY               PORTFOLIO OF INVESTMENTS (CONTINUED)
  FUND II              SEPTEMBER 30, 1996 (UNAUDITED)


                                                                 VALUE
                                                                (NOTE 2)
                                                                --------
PAR VALUE
---------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (B) - 15.66%

              FEDERAL HOME LOAN BANK - 15.03%

$47,740,000   5.11%, 10/01/96                                 $ 47,740,000
                                                              ------------


              U.S. TREASURY BILL - 0.63%

  2,000,000   5.11%, 10/03/96 (A)                                1,999,435
                                                              ------------


              U.S. GOVERNMENT AND AGENCY OBLIGATIONS            49,739,435
                                                              ------------
              (Cost $49,739,435)

TOTAL INVESTMENTS - 99.95%                                     317,472,613
                                                              ------------
(Cost $231,459,913)

NET OTHER ASSETS AND LIABILITIES - 0.05%                           174,490
                                                              ------------
NET ASSETS - 100.00%                                          $317,647,103
                                                              ============

---------------------------------------
*        Non-income producing security.
ADR      American Depositary Receipt.
(A) Security has been deposited as an initial margin on open futures contracts.
(B)      Annualized yield at time of purchase.

At September 30, 1996, the Fund's open futures contracts were as follows:


     NUMBER OF
     CONTRACTS      CONTRACT     EXPIRATION      OPENING        CURRENT
  PURCHASED(SOLD)     TYPE          DATE        POSITION      MARKET VALUE
----------------------------------------------------------------------------

                    S&P 500
       144          Stock Index    12/96       $49,573,625     $49,780,800
                                               ===========     ===========



                       See Notes to Financial Statements.

                     SMALL COMPANY INDEX FUND
  GALAXY             PORTFOLIO OF INVESTMENTS
  FUND II            SEPTEMBER 30, 1996 (UNAUDITED)

                                                                  VALUE
     SHARES                                                      (NOTE 2)
     ------                                                      --------

COMMON STOCKS- 88.91%

                 FINANCE - 18.28%

     6,600       Acordia, Inc.                                $    200,475
    52,762       AFLAC Inc.                                      1,873,051
     4,400       Alex Brown, Inc.                                  254,650
       432       Alleghany Corp.                                    88,560
     9,800       AMBAC, Inc.                                       546,350
     7,700       American Annuity Group, Inc.                      102,988
     1,300       American Bankers Insurance Group, Inc.             65,000
     4,100       American Health Properties, Inc.                   89,688
     2,600       American National Insurance Co.                   176,800
    13,800       American Re Corp.                                 876,300
     6,600       AmeriCredit Corp.*                                121,275
    11,750       AmSouth Bancorp.                                  522,875
     2,400       Amvestors Financial Corp.                          34,200
       350       Arbatax International, Inc.                         2,468
     6,000       Argonaut Group, Inc.                              177,000
     9,450       Bancorp Hawaii, Inc.                              368,550
     5,980       BancorpSouth, Inc.                                140,530
       750       Bank Of Granite Corp.                              20,625
    16,800       BanPonce Corp.                                    453,600
    38,789       Bear Stearns Cos., Inc.                           901,844
     4,400       Berkley (W.R.) Corp.                              201,300
     5,200       Berkshire Realty Co., Inc.                         51,350
    11,267       California Federal Bancorp, Inc.*                 261,958
    12,500       Capital One Financial Corp.                       375,000
       700       Capital Re Corp.                                   26,600
     6,600       Capstead Mortgage Corp.                           136,125
       300       CCB Financial Corp.                                16,425
     4,500       Center Financial Corp.                            113,063
    13,050       Central Fidelity Banks, Inc.                      316,463
    10,217       Charter One Financial, Inc.                       408,660
    14,553       Cincinnati Financial Corp.                        833,159
       500       Citizens Bancorp                                   24,000
     8,400       City National Corp.                               152,250
    18,200       CNA Financial Corp.*                            1,744,925
     4,400       Coast Savings Financial, Inc.*                    140,800
     4,100       Collective Bancorp, Inc.                          116,850
     6,945       Commerce Bancshares, Inc.                         270,855
     6,000       Commercial Federal Corp.                          258,000
     9,050       Compass Bancshares, Inc.                          311,094
    19,391       Conseco, Inc.                                     955,007
    12,800       Continental Airlines, Inc., Class B*              286,400
    19,577       Countrywide Credit Industries, Inc.               501,661
     3,900       Crawford & Co., Class B                            80,438
     9,400       Crestar Financial Corp.                           554,600
    11,200       CRIIMI MAE, Inc.                                  121,800
     4,000       Cullen/Frost Bankers, Inc.                        120,500
     4,600       CWM Mortgage Holdings, Inc.                        91,425
     5,600       Dauphin Deposit Corp.                             173,600
     1,600       Deposit Guaranty Corp.                             77,200
    32,818       Dime Bancorp, Inc.*                               438,941
     1,785       Downey Financial Corp.                       $     45,071
     1,000       Eaton Vance Corp.                                  38,875
    14,083       Edwards (A.G.), Inc.                              410,167
     3,600       Enhance Financial Services Group, Inc.            118,800
    44,900       Equifax, Inc.                                   1,184,263
    19,000       Equitable Cos., Inc.                              489,250
     6,300       Equitable of Iowa Cos.                            261,450
       307       F & M National Corp.                                5,641
     6,700       Federal Realty Investment Trust                   157,450
    17,265       First America Bank Corp.                          908,571
     5,500       First American Corp.                              264,000
       400       First American Financial Corp.                     14,050
     2,500       First Citizens BancShares, Inc., Class A          165,000
     4,700       First Colony Corp.                                166,850
     7,187       First Commerce Corp.                              250,647
     1,348       First Commercial Corp.                             46,590
     1,200       First Empire State Corp.                          298,800
     2,000       First Financial Bancorp                            70,000
     5,100       First Financial Corp.                             122,400
     4,500       First Hawaiian, Inc.                              139,500
     2,672       First Michigan Bank Corp.                          66,132
    16,700       First Security Corp.                              459,250
    17,100       First Tennessee National Corp.                    567,506
     9,400       First USA, Inc.                                   520,525
    11,850       First Virginia Banks, Inc.                        515,475
    18,200       Firstar Corp.                                     878,150
     4,500       FirstBank Puerto Rico                             101,813
     4,900       Foremost Corp. of America                         269,500
    14,800       Franklin Resources, Inc.                          982,350
     4,455       Fremont General Corp.                             131,423
     4,200       Fund American Enterprises
                 Holdings, Inc.                                    384,300
     1,274       Gainsco, Inc.                                      13,059
     3,700       Gallagher (Arthur J.) & Co.                       127,188
     8,468       Glendale Federal Savings Bank*                    150,307
       900       Hancock Holding Co.                                34,200
     5,000       Hartford Steam Boiler
                 Inspection & Insurance Co.                        223,750
     5,000       Health Care Property Investors, Inc.              163,125
     7,600       Health & Retirement Properties Trust              134,900
    26,400       Hibernia Corp., Class A                           300,300
     7,400       Horace Mann Educators Corp.                       243,275
    35,839       Huntington Bancshares, Inc.                       824,297
     5,570       Imperial Credit Industries, Inc.                  204,001
       332       Investors Financial Services Corp.                  8,549
     5,300       John Alden Financial Corp.                        109,313
     3,100       John Nuveen Co., Class A                           83,700
     9,800       Kansas City Southern Industries, Inc.             418,950
     4,950       Keystone Financial, Inc.                          123,750
     4,500       Labone, Inc.                                       75,375
     5,250       Legg Mason, Inc.                                  168,000
    21,300       Lehman Brothers Holdings, Inc.                    543,150


                       See Notes to Financial Statements.

                     SMALL COMPANY INDEX FUND
  GALAXY             PORTFOLIO OF INVESTMENTS (CONTINUED)
  FUND II            SEPTEMBER 30, 1996 (UNAUDITED)


                                                                 VALUE
     SHARES                                                     (NOTE 2)
     ------                                                     --------

                 FINANCE (CONTINUED)

       300       Liberty Bancorp, Inc.                       $     11,400
     3,600       Liberty Corp.                                    126,450
     1,900       Life Re Corp.                                     68,400
       600       Magna Bancorp, Inc.                               11,850
     5,200       Magna Group, Inc.                                145,600
       800       Mark Twain Bancshares, Inc.                       34,000
    20,060       Marshall & Ilsley Corp.                          604,308
    16,400       MBIA, Inc.                                     1,406,300
     8,700       Mercantile Bancorp, Inc.                         452,400
    10,300       Mercantile Bankshares Corp.                      305,138
       700       Mercer International, Inc.                         9,538
    26,799       Mercury Finance Co.                              321,588
     2,200       Mercury General Corp.                            103,400
     1,800       Merry Land & Investment Co., Inc.                 38,475
     4,591       Mid-Am, Inc.                                      80,350
     1,600       NAC Re Corp.                                      57,600
     2,090       National Auto Credit, Inc.*                       24,035
     1,050       National Commerce Bancorp.                        34,388
     5,600       National Re Corp.                                296,100
     8,200       Nationwide Health Properties, Inc.               180,400
    11,500       New Plan Realty Trust                            247,250
     2,000       North American Mortgage Co.                       38,000
     3,440       North Fork Bancorp., Inc.                        108,360
    25,450       Northern Trust Corp.                           1,673,388
     8,000       Ohio Casualty Corp.                              272,000
    12,953       Old Kent Financial Corp.                         548,883
     2,430       Old National Bancorp                              88,999
    21,300       Old Republic International Corp.                 527,175
     2,600       ONBANCorp, Inc.                                   90,025
     5,156       Orion Capital Corp.                              266,179
    16,650       Paine Webber Group, Inc.                         349,650
     1,100       PEC Israel Economic Corp.*                        18,838
     1,500       PennCorp Financial Group, Inc.                    48,375
     1,200       Peoples Bank Bridgeport Connecticut               29,700
     3,000       Peoples Heritage Financial Group, Inc.            70,125
     1,200       Pioneer Group, Inc.                               31,500
     4,700       Price Enterprises, Inc.                           75,788
     6,600       Price (T. Rowe) Associates, Inc.                 214,500
    18,500       Progessive Corp. of Ohio                       1,059,125
     3,600       Protective Life Corp.                            135,900
     2,205       Provident Bankshares Corp.                        78,002
     8,600       Provident Cos., Inc.                             322,500
     9,600       Public Storage, Inc.                             217,200
     1,100       PXRE Corp.                                        25,163
     9,424       Quick & Reilly Group, Inc.                       247,380
     2,500       RCSB Financial, Inc.                              66,875
    12,976       Regions Financial Corp.                          624,470
    20,468       Resource Bancshares
                 Mortgage Group, Inc.                             266,084
     3,900       Resource Mortgage Capital, Inc.                   92,625
    12,300       Riggs National Corp.                             204,488
     3,816       Roosevelt Financial Group, Inc.                   65,349
    13,800       Rouse Co.                                        358,800
     7,600       S & T Bancorp, Inc.                              239,400
    25,700       Schwab (Charles) Corp.                      $    594,313
     6,996       Security Capital Pacific Trust                   147,791
    12,500       Signet Banking Corp.                             334,375
    19,220       Southern National Corp.                          639,065
    17,150       Southtrust Corp.                                 523,075
     3,880       Sovereign Bancorp, Inc.                           42,680
     8,400       Standard Federal Bancorp., Inc.                  384,300
     6,500       Star Banc Corp.                                  553,313
    27,200       State Street Boston Corp.                      1,560,600
    22,600       Student Loan Marketing Association             1,686,525
     4,400       St. Paul Bancorp, Inc.                           115,500
    21,227       Summit Bancorp                                   843,773
    20,700       SunAmerica, Inc.                                 714,150
       625       Susquehanna Bancshares, Inc.                      18,594
    25,050       Synovus Financial Corp.                          651,300
     5,600       Taubman Centers, Inc.                             62,300
     1,200       TCF Financial Corp.                               45,150
       800       Trans Financial, Inc.                             16,000
     1,600       Transatlantic Holdings, Inc.                     108,800
    13,600       Travelers/Aetna Property & Casualty Co.          374,000
       400       Trenwick Group, Inc.                              20,700
     6,000       Trust Co. of New Jersey                           85,500
     8,500       20th Century Industries*                         149,813
     7,200       United Insurance Cos., Inc.*                     187,200
     2,347       UMB Financial Corp.                               89,186
     7,387       Union Planters Corp.                             262,239
     8,600       United Asset Management Corp.                    203,175
     2,600       United Bankshares, Inc.                           76,375
     2,700       United Carolina Bancshares Corp.                  62,775
     3,300       United Cos. Financial Corp.                      107,663
     7,600       United Dominion Realty Trust, Inc.               106,400
    12,000       Unitrin, Inc.                                    591,000
     4,300       Universal Health Realty Income Trust              79,013
     2,000       UST Corp.                                         33,750
     9,883       Valley National Bancorp                          250,781
     2,900       Vornado Realty Trust                             117,450
    10,290       Washington Federal, Inc.                         243,101
    13,050       Washington Mutual, Inc.                          486,113
     6,200       Washington National Corp.                        179,025
     1,100       Washington Real Estate Investment Trust           17,600
     3,400       Weingarten Realty Investors                      131,750
     3,400       Wellsford Residential Property Trust              74,800
     1,100       Whitney Holding Corp.                             36,025
    11,300       Wilmington Trust Corp.                           403,975
     4,400       Zions Bancorp                                    389,400
                                                             ------------
                                                               56,974,495
                                                             ------------

                 TECHNOLOGY - 17.05%

    14,800       Acxiom Corp.*                                    608,650
    14,900       Adaptec, Inc.*                                   894,000
    20,800       Adobe Systems, Inc.                              774,800
     1,800       Adtran, Inc.*                                     90,450
     2,200       Advanced Technology Laboratories, Inc.*           70,400


                       See Notes to Financial Statements.

                     SMALL COMPANY INDEX FUND
  GALAXY             PORTFOLIO OF INVESTMENTS (CONTINUED)
  FUND II            SEPTEMBER 30, 1996 (UNAUDITED)


                                                               VALUE
     SHARES                                                   (NOTE 2)
     ------                                                   --------

                 TECHNOLOGY (CONTINUED)

    17,300       America Online, Inc.*                      $    603,338
    17,600       American Power Conversion Corp.*                257,400
     3,000       Amphenol Corp., Class A*                         68,625
    56,625       Analog Devices, Inc.*                         1,535,953
     5,500       Analysts International Corp.                    253,000
     5,600       Anixter International, Inc.*                     81,900
    11,500       ANTEC Corp.*                                    168,188
     7,000       Applix, Inc.                                    183,750
    11,304       Arrow Electronics, Inc.*                        503,028
    15,700       Ascend Communications, Inc.*                  1,038,163
        25       Associated Group, Inc., Class A*                    794
     8,686       AST Research, Inc.*                              43,430
    11,200       Atmel Corp.*                                    345,800
     1,300       Augat, Inc.                                      27,625
     3,100       Aura Systems, Inc.*                               9,300
     2,000       Avid Technology, Inc.*                           27,250
    10,600       Avnet, Inc.                                     514,100
     8,300       BE Aerospace, Inc.*                             171,188
     2,200       BHC Communications, Inc., Class A*              215,050
     4,100       BISYS Group, Inc.*                              168,100
     3,600       Black Box Corp.*                                118,800
     2,000       BMC Industries, Inc.                             57,250
     9,100       BMC Software, Inc.*                             723,450
       450       Boole & Babbage, Inc.                            11,250
     6,410       Borland International, Inc.*                     44,069
     3,000       Boston Technology, Inc.*                         42,750
     6,400       Broderbund Software, Inc.*                      185,600
     6,500       BW/IP, Inc.                                     100,750
    22,775       Cadence Design Systems, Inc.*                   814,206
     7,100       Calgene, Inc.*                                   35,500
     6,400       California Microwave, Inc.*                      84,800
    19,800       Cascade Communications Corp.*                 1,613,700
       800       Catalina Marketing Corp.*                        42,600
     8,300       Catellus Development Corp.*                      81,963
    11,800       C-Cube Microsystems, Inc.*                      523,625
     1,100       CDI Corp.*                                       27,775
     7,700       Century Telephone Enterprises, Inc.             264,688
     8,700       Cephalon, Inc.*                                 209,888
     2,400       Cerner Corp.*                                    37,200
     5,400       Cheyenne Software, Inc.*                        116,100
     7,700       Chips & Technologies, Inc.*                     104,913
    14,600       Cirrus Logic, Inc.*                             304,775
     1,300       Coherent, Inc.*                                  45,825
     2,000       Computer Network Technology Corp.*               11,500
     9,100       Compuware Corp.*                                416,325
     4,300       Comverse Technology, Inc.*                      167,163
     1,900       Control Data Systems, Inc.*                      43,938
     3,800       CopyTele, Inc.*                                  27,550
    36,700       Cox Communications, Inc., Class A*              674,363
     9,150       Credence Systems Corp.*                         144,113
       200       C-Tec Corp.*                                      5,200
    26,500       Cypress Semiconductor Corp.*                    331,250
     2,400       Cyrix Corp.*                                     39,300
    11,900       Dallas Semiconductor Corp.                 $    217,175
     4,000       Datascope Corp.*                                 69,000
    31,300       Dell Computer Corp.*                          2,433,550
       700       Devon Group, Inc.*                               16,450
       300       Dialogic Corp.*                                  10,650
     6,800       DSP Communications, Inc.*                       379,950
     4,400       Dynatech Corp.*                                 201,300
    70,700       Electronic Data Systems Corp.                 4,339,213
       100       Ennis Business Forms, Inc.                        1,075
     2,800       ESS Technology, Inc.*                            47,950
     5,100       Exabyte Corp.*                                   76,500
     3,000       Fair Issac & Co., Inc.                          116,250
    11,366       Federal Signal Corp.                            274,205
     1,700       FileNet Corp.*                                   43,350
     5,500       FirstMerit Corp.                                176,000
    10,300       Fiserv, Inc.*                                   393,975
     8,100       FORE Systems, Inc.*                             335,138
       300       Fusion Systems Corp.*                             5,400
     2,400       General DataComm Industries, Inc.*               27,000
     1,700       Gerber Scientific, Inc.                          24,225
    30,000       Guidant Corp.                                 1,657,500
     1,680       Harman International Industries, Inc.            81,900
     2,100       Heartland Wireless
                 Communications, Inc.*                            53,025
     4,000       HPR, Inc.*                                       64,000
    13,200       IDEXX Laboratories, Inc.*                       597,300
     5,100       Information Resources, Inc.*                     66,938
    32,400       Informix Corp.*                                 903,150
    18,400       Input / Output, Inc.*                           547,400
     3,800       Insituform Technologies, Inc., Class A*          30,400
    16,600       Integrated Device Technology, Inc.*             164,963
     8,000       Interdigital Communications Corp.*               62,000
     9,300       Interface, Inc., Class A                        160,425
     2,166       International Cabletel, Inc.*                    55,504
     7,600       International Rectifier Corp.*                  105,450
     3,800       InterVoice, Inc.*                                56,050
    36,100       Iomega Corp.*                                   875,425
     4,400       Kimball International, Inc., Class B            161,150
     4,600       KLA Instruments Corp.*                          103,500
     1,400       Lam Research Corp.*                              37,275
     1,300       Landmark Graphics Corp.*                         38,188
     2,900       Landstar System, Inc.*                           77,575
     9,600       Lattice Semiconductor Corp.*                    277,200
    25,300       Linear Technology Corp.                         932,938
     1,800       Macromedia, Inc.*                                37,350
     8,000       MagneTek, Inc.*                                  92,000
     5,038       Mark IV Industries, Inc.                        109,577
     4,000       Marshall Industries, Inc.*                      120,500
     1,500       Material Sciences Corp.*                         25,500
    19,000       Maxim Integrated Products, Inc.*                672,125
     2,900       McAfee Associates, Inc.*                        200,100
       500       McWhorter Technologies, Inc.*                     9,750
     6,100       Measurex Corp.                                  160,888


                       See Notes to Financial Statements.

                     SMALL COMPANY INDEX FUND
  GALAXY             PORTFOLIO OF INVESTMENTS (CONTINUED)
  FUND II            SEPTEMBER 30, 1996 (UNAUDITED)


                                                                   VALUE
     SHARES                                                       (NOTE 2)
     ------                                                       --------

                 TECHNOLOGY (CONTINUED)

     1,400       Metricom, Inc.*                                $    24,675
     1,200       MicroAge, Inc.*                                     22,650
     5,250       Microchip Technology, Inc.*                        196,219
     2,500       Micron Electronics, Inc.*                           51,563
     6,100       MicroTouch Systems, Inc.*                          114,375
     9,500       Mobile Telecommunications
                 Technologies Corp.*                                149,625
    18,008       Molex, Inc.                                        670,798
       100       MTS Systems Corp.                                    1,975
    18,256       Nellcor Puritan Bennett, Inc.*                     401,632
     4,900       NETCOM On-Line
                 Communication Services, Inc.*                       83,913
    15,000       NetManage, Inc.*                                   131,719
    11,600       Network General Corp.*                             265,350
    24,500       New World Communications
                 Group, Inc., Class A*                              566,563
     3,600       Oak Industries, Inc.*                              119,700
    11,200       Octel Communications Corp.*                        324,800
     1,300       OIS Optical Imaging Systems, Inc.*                   3,900
       800       Optical Data Systems, Inc.*                         13,600
     2,800       PairGain Technologies, Inc.*                       218,750
    22,800       Parametric Technology Corp.*                     1,125,750
     1,463       Paxar Corp.*                                        23,957
    13,800       Paxson Communications Corp.*                       155,250
    14,775       Paychex, Inc.                                      856,950
     5,400       PeopleSoft, Inc.*                                  449,550
    15,350       Pioneer Standard Electronics, Inc.                 172,688
     7,400       PLATINUM Technology, Inc.*                          93,425
     3,100       Policy Management Systems Corp.*                   105,400
     5,900       Premisys Communications, Inc.*                     216,825
       100       Presstek, Inc.*                                      7,350
       100       Progress Software Corp.*                             1,600
     2,200       Protein Design Laboratories, Inc.*                  55,550
    12,450       Quantum Corp.*                                     218,653
    25,600       Reynolds & Reynolds Co., Class A                   668,800
     6,600       Robotic Vision Systems, Inc.*                       87,450
    10,000       Sanmina Corp.*                                     402,500
     6,500       SCI Systems, Inc.*                                 365,625
    13,000       Sensormatic Electronics Corp.                      232,375
     4,700       Shiva Corp.*                                       269,663
     6,171       Softkey International, Inc.*                       119,563
     1,700       Standard Microsystems Corp.*                        24,225
     7,900       Standard Register Co.                              218,238
     7,746       Sterling Software, Inc.*                           591,601
    13,528       Storage Technology Corp.*                          512,373
     4,700       Stratus Computer, Inc.*                             92,825
     8,900       Structural Dynamics Research Corp.*                212,488
    10,000       SunGard Data Systems, Inc.*                        450,000
    11,600       Sybase, Inc.*                                      172,550
     6,300       Symantec Corp.*                                     68,513
     2,400       Symmetricom, Inc.*                                  36,300
     4,000       Synopsys, Inc.*                                    184,500
    11,925       System Software Associates, Inc.                   158,006
       700       Systems & Computer Technology Corp.*                 8,575
    14,800       Systemsoft Corp.                                   506,900
     7,800       Tech Data Corp.*                              $    217,425
    32,300       Tele-Communications, Inc.
                 Liberty Media Group, Series A*                     924,588
    20,000       Teradyne, Inc.*                                    332,500
     4,600       3D Systems Corp.*                                   64,400
     6,400       3DO Co.*                                            36,000
    13,600       Total System Services, Inc.                        353,600
       200       Tseng Laboratories, Inc.*                            1,575
       200       Unitrode Corp.*                                      4,550
    10,800       U.S. Robotics Corp.                                697,950
     6,650       Vanguard Cellular Systems, Inc., Class A*          128,844
     5,000       VeriFone, Inc.*                                    223,750
     3,200       Viewlogic Systems, Inc.*                            37,200
    15,000       Viking Office Products, Inc.*                      450,000
     6,543       Vishay Intertechnology, Inc.                       151,307
     6,500       VLSI Technology, Inc.*                             105,625
    19,200       Wallace Computer Services, Inc.                    542,400
    10,700       Western Digital Corp.*                             429,338
    23,600       Wheelabrator Technologies, Inc.                    359,900
     1,500       WMS Industries, Inc.*                               40,500
     6,500       Wyle Electronics                                   208,813
    31,900       Xilinx, Inc.*                                    1,084,600
     5,300       Young Broadcasting, Inc., Class A*                 174,900
    10,400       Zero Corp.                                         197,600
     6,600       Zilog, Inc.*                                       126,225
    11,600       Zoran Corp.*                                       197,200
                                                               ------------
                                                                 53,150,478
                                                               ------------

                 CONSUMER STAPLES - 15.68%

     7,300       AAR Corp.                                          168,813
     1,900       ADAC Laboratories                                   38,238
    11,600       Airgas, Inc.*                                      294,350
     3,600       Alliance Pharmaceutical Corp.*                      61,650
     1,000       American Medical Response, Inc.*                    36,000
     5,700       Amylin Pharmaceuticals, Inc.*                       64,838
     4,300       AnnTaylor Stores Corp.*                             72,563
     2,400       Apogee Enterprises, Inc.                            84,000
       450       Apple South, Inc.                                    6,019
    21,240       Apria Healthcare Group, Inc.*                      398,250
     1,500       Aztar Corp.*                                        13,125
     6,666       Ballard Medical Products                           129,987
     5,700       Barr Laboratories, Inc.*                           161,738
     4,500       BBN Corp.*                                          77,063
       157       BEC Group, Inc.*                                       805
     9,193       Bergen Brunswig Corp., Class A                     291,878
    10,100       Best Buy Co., Inc.*                                229,775
     1,300       Bindley Western Industries, Inc.                    22,750
     7,500       Biogen, Inc.*                                      570,000
        69       Block Drug Co., Inc., Class A                        3,096
       100       Books-A-Million, Inc.*                                 813
     7,800       Borg-Warner Automotive, Inc.*                      276,900
    15,650       Brinker International, Inc.*                       266,050
     2,100       Brown (Tom), Inc.*                                  39,638


                       See Notes to Financial Statements.

                     SMALL COMPANY INDEX FUND
  GALAXY             PORTFOLIO OF INVESTMENTS (CONTINUED)
  FUND II            SEPTEMBER 30, 1996 (UNAUDITED)


                                                                 VALUE
     SHARES                                                     (NOTE 2)
     ------                                                     --------

                CONSUMER STAPLES (CONTINUED)

   12,148       Buffets, Inc.*                               $    127,554
    9,800       Burlington Industries, Inc.*                       96,775
   13,300       Callaway Golf Co.                                 453,863
   12,100       Caraustar Industries, Inc.                        359,219
   12,171       Cardinal Health, Inc.                           1,005,629
    6,900       Carter-Wallace, Inc.                               85,388
      500       Cato Corp., Class A                                 2,750
   16,900       Centocor, Inc.*                                   599,950
    4,800       Champion Enterprises, Inc.*                       108,600
    4,200       Chemed Corp.                                      159,600
    9,400       Chiquita Brands International, Inc.               115,150
   35,200       Chiron Corp.*                                     668,800
    7,400       Chronimed, Inc.*                                  102,675
    4,600       Church & Dwight Co., Inc.                          93,725
   10,350       Claire's Stores, Inc.                             221,231
    5,200       Coca-Cola Bottling Co.                            197,600
   20,200       Coca-Cola Enterprises, Inc.                       914,050
    4,800       Coleman, Inc.*                                     70,800
    4,200       Coventry Corp.*                                    50,138
   15,450       Cracker Barrel Old Country Store, Inc.            349,556
    4,000       Cytogen Corp.*                                     24,000
   11,400       Dean Foods Co.                                    322,050
    3,600       Dekalb Genetics Corp., Class B                    122,400
      700       Diagnostic Products Corp.                          26,338
   10,200       Dole Food, Inc.                                   428,400
   15,803       Dollar General Corp.                              491,868
      100       Dress Barn, Inc.*                                   1,088
    5,300       Dreyer's Grand Ice Cream, Inc.                    132,831
   24,800       Duracell International, Inc.                    1,590,300
    5,000       Duty Free International, Inc.                      68,750
   12,180       Enzo Biochem, Inc.*                               217,718
   10,800       Family Dollar Stores, Inc.                        187,650
   10,428       FHP International Corp.*                          389,747
    8,800       First Brands Corp.                                229,900
   12,900       Foodmaker, Inc.*                                  129,000
   23,600       Forest Laboratories, Inc.*                        852,550
   13,199       Foundation Health Corp.*                          447,116
    3,600       Fresenius USA, Inc.*                               93,150
   12,100       Furniture Brands International, Inc.*             176,963
      800       Furon Co.                                          20,000
    3,150       G & K Services, Inc., Class A                      92,138
    5,700       Geltex Pharmaceuticals, Inc.*                     114,000
    8,250       Genesis Health Ventures, Inc.*                    232,031
    5,100       Griffon Corp.*                                     50,363
    1,700       Guilford Mills, Inc.                               38,250
    4,800       Gymboree Corp.*                                   145,800
    3,800       Haemonetics Corp.*                                 78,375
    1,000       Hancock Fabrics, Inc.                               8,875
    9,200       Hannaford Brothers Co.                            299,000
   26,550       Harte-Hanks Communications, Inc.                  740,081
   18,920       HBO & Co.                                       1,262,910
    3,400       Health Care REIT, Inc.                             79,050
    7,050       Health Care & Retirement Corp.*              $    165,675
   15,693       Health Management
                Associates, Inc., Class A*                        390,363
   12,100       Health Systems
                International, Inc., Class A*                     343,338
   22,200       Healthsource, Inc.*                               327,450
   32,542       HEALTHSOUTH Corp.*                              1,248,785
    5,800       Herbalife International, Inc.                      89,900
    8,100       Hillenbrand Industries, Inc.                      295,650
   13,056       Home Shopping Network, Inc.*                      135,456
    5,422       Horizon/CMS Healthcare Corp.*                      65,064
    8,900       Hormel Foods Corp.                                208,038
   25,300       Host Marriott Corp.                               366,850
    1,260       Host Marriott Services Corp.*                      10,238
    2,550       Hudson Foods, Inc., Class A                        36,656
   28,900       IBP, Inc.                                         671,925
    9,240       ICN Pharmaceuticals, Inc.                         189,420
   11,000       ICOS Corp.*                                        96,250
    7,300       ImmuLogic Pharmaceutical Corp.*                    59,313
    3,300       Immunex Corp.*                                     42,900
    7,400       International Dairy Queen, Inc., Class A*         151,700
    5,150       International Multifoods Corp.                     83,688
    9,800       Interneuron Pharmaceuticals, Inc.*                276,850
    8,300       Interstate Bakeries Corp.                         302,950
    4,200       Invacare Corp.                                    117,600
   14,890       IVAX Corp.                                        232,656
      500       Jacobs Engineering Group, Inc.*                    11,250
    3,100       Jones Apparel Group, Inc.*                        197,625
    5,700       Kaydon Corp.                                      245,100
    6,900       Kellwood Co.                                      114,713
   19,800       Kinetic Concepts, Inc.                            285,863
   18,600       Kohl's Corp.*                                     669,600
   12,600       Komag, Inc.*                                      264,600
   16,200       La Quinta Inns, Inc.                              315,900
    8,121       Lancaster Colony Corp.                            310,628
    2,900       Lance, Inc.                                        50,025
   22,600       Leggett & Platt, Inc.                             663,875
    7,200       Lennar Corp.                                      160,200
    1,350       Life Technologies, Inc.                            30,375
    2,527       Ligand Pharmaceuticals, Class B*                   34,430
    2,600       Lincare Holdings, Inc.*                           104,000
    4,450       Lindsay Manufacturing Co.                         184,675
    6,600       LiposomeInc.*                                     124,575
    4,400       Lone Star Steakhouse & Saloon, Inc.*              133,925
    9,400       MacFrugal's Bargains-Close-Outs, Inc.*            222,075
    4,000       Magellan Health Services, Inc.*                    83,000
   22,300       McCormick & Co., Inc.                             521,263
    6,400       Medimmune, Inc.*                                   91,200
    7,200       Meditrust                                         249,300
    5,200       Meyer (Fred), Inc.*                               172,250
    2,000       MGM Grand, Inc.*                                   84,500
    1,700       Michael Foods, Inc.                                17,638


                       See Notes to Financial Statements.

                     SMALL COMPANY INDEX FUND
  GALAXY             PORTFOLIO OF INVESTMENTS (CONTINUED)
  FUND II            SEPTEMBER 30, 1996 (UNAUDITED)


                                                                  VALUE
     SHARES                                                      (NOTE 2)
     ------                                                      --------

                 CONSUMER STAPLES (CONTINUED)

     3,800       Michaels Stores, Inc.*                        $     55,813
     5,400       Mid Atlantic Medical Services, Inc.*                68,850
    32,300       Mirage Resorts, Inc.*                              827,678
     4,050       Mohawk Industries, Inc.*                           103,781
     9,750       Multicare Cos., Inc.*                              212,063
    31,000       Mylan Laboratories, Inc.                           530,875
     4,900       Myriad Genetics, Inc.*                             124,950
     1,800       National Presto Industries, Inc.                    67,725
     1,200       Nautica Enterprises, Inc.*                          38,700
     8,600       Neiman-Marcus Group, Inc.*                         303,150
     3,500       Noven Pharmaceuticals, Inc.*                        44,188
     1,400       Nu-Kote Holding, Inc., Class A*                     15,225
     4,000       Oakwood Homes Corp.                                110,000
    20,086       Office Depot, Inc.*                                474,532
     1,564       Omega Healthcare Investors, Inc.                    46,920
     5,350       Outback Steakhouse, Inc.*                          129,069
     3,450       Owens & Minor, Inc.                                 32,775
    19,600       Oxford Health Plans, Inc.*                         975,100
     7,500       PacifiCare Health Systems, Inc., Class B*          648,750
       100       Park-Ohio Industries, Inc.*                          1,450
    11,200       Perrigo Co.*                                       110,600
     3,000       Phillips-Van Heusen Corp.                           33,375
     9,650       PhyCor, Inc.*                                      367,303
     5,100       Physicians Corp. of America*                        61,838
    10,920       Pier 1 Imports, Inc.                               176,085
       300       Pope & Talbot, Inc.                                  4,613
     5,300       Ralcorp Holdings, Inc.*                            109,975
     5,700       Regis Corp.                                        148,200
     8,000       Renal Treatment Centers, Inc.*                     266,000
    15,500       Revco D. S., Inc.*                                 455,313
     9,938       Richfood Holdings, Inc.                            370,191
    68,340       RJR Nabisco Holdings Corp.                       1,776,840
     1,200       Roberts Pharmaceutical Corp.*                       22,650
       600       Ryland Group, Inc.                                   8,925
     8,000       Savannah Foods & Industries, Inc.                  111,000
     6,000       Scherer (R.P.) Corp.*                              292,500
     6,500       Scios Nova, Inc.*                                   40,219
     2,700       SEQUUS Pharmaceuticals, Inc.*                       42,525
    30,050       Service Merchandise Co., Inc.*                     138,981
     6,100       Shopko Stores, Inc.                                 96,838
     2,900       Showboat, Inc.                                      63,800
       500       Sierra Health Services, Inc.*                       17,188
     2,300       Smithfield Foods, Inc.*                             71,588
     5,900       Smucker (J.M.) Co., Class A                        100,300
     1,800       Sofamor/Danek Group, Inc.*                          55,575
    10,000       Southland Corp.*                                    30,313
       600       Spiegel, Inc., Class A                               4,425
        38       Standard Commercial Corp.                              480
     1,700       Standex International Corp.                         51,000
     4,600       Stanhome, Inc.                                     132,825
    23,600       Starbucks Corp.*                                   778,800
    12,896       STERIS Corp.*                                      436,852
     4,695       Strawbridge & Clothier, Class A               $     94,634
    21,000       Stryker Corp.                                      632,625
     6,150       Summit Technology, Inc.*                            37,669
    18,700       Sunbeam Corp.                                      432,438
     5,100       Sunrise Medical, Inc.*                              80,963
    18,800       Sybron International Corp.*                        545,200
    11,900       Tambrands, Inc.                                    501,288
     7,150       Tecnol Medical Products, Inc.*                     102,781
     1,650       TheraTech, Inc.*                                    16,913
       900       Thermo Cardiosystems, Inc.*                         32,963
     6,400       Tiffany & Co.                                      256,000
     1,300       Timberland Co., Class A*                            26,650
     8,400       Toll Brothers, Inc.*                               139,650
     4,130       Tootsie Roll Industries, Inc.                      146,099
    21,400       Topps Co., Inc.*                                    90,950
     3,100       Triarc Cos., Inc.*                                  37,200
       200       Tyco Toys, Inc.*                                     1,150
    27,166       Tyson Foods, Inc., Class A                         724,993
    17,375       Unifi, Inc.                                        477,813
    10,700       Universal Corp.                                    272,850
     7,900       Universal Foods Corp.                              256,750
    14,000       Universal Health Services, Inc., Class B*          381,500
     3,200       Urban Outfitters, Inc.*                             74,400
     9,900       U. S. Filter Corp.*                                337,838
       900       Valmont Industries, Inc.                            30,713
    12,127       Value Health, Inc.*                                227,381
     4,426       Vencor, Inc.*                                      142,739
     8,000       Ventritex, Inc.*                                   140,000
     6,600       Vicor Corp.*                                       164,175
     1,400       VISX, Inc.*                                         37,800
     8,550       Vivra, Inc.*                                       278,944
     6,900       Vons Cos., Inc.                                    295,838
     7,300       Waban, Inc.*                                       166,988
     8,600       Warnaco Group, Inc., Class A                       204,250
     9,422       Watson Pharmaceuticals, Inc.*                      353,325
     2,800       WD-40 Co.                                          131,600
     1,400       Webb Corp.                                          24,325
     2,601       Wellpoint Health Networks, Inc.                     84,533
     3,100       Whole Foods Market, Inc.*                           82,150
     4,050       Williams-Sonoma, Inc.*                             114,919
     1,700       Windmere-Durable Holdings                           23,375
       600       WLR Foods, Inc.                                      6,975
     1,350       Wolverine World Wide, Inc.                          37,463
                                                               ------------
                                                                 48,872,905
                                                               ------------

                 CONSUMER CYCLICAL - 10.13%

     7,750       Acclaim Entertainment, Inc.*                        60,063
    13,750       Advanta Corp., Class A                             632,500
    11,846       AES Corp.*                                         466,436
       700       Alexander's, Inc.*                                  48,475
     1,700       Allen Group, Inc.                                   31,450


                       See Notes to Financial Statements.

                     SMALL COMPANY INDEX FUND
  GALAXY             PORTFOLIO OF INVESTMENTS (CONTINUED)
  FUND II            SEPTEMBER 30, 1996 (UNAUDITED)


                                                               VALUE
     SHARES                                                   (NOTE 2)
     ------                                                   --------

                 CONSUMER CYCLICAL (CONTINUED)

       650       American Business Information, Inc.*      $     11,700
       600       Arbor Drugs, Inc.                               13,050
     4,500       Arctic Cat, Inc.                                42,188
       200       Argosy Gaming Corp.*                             1,375
     2,300       Arvin Industries, Inc.                          56,638
    28,000       AutoZone, Inc.*                                812,000
     5,300       Bandag, Inc.                                   261,688
     6,825       Banta Corp.                                    155,269
     7,700       Belo (A.H.) Corp., Class A                     265,650
     2,100       Billing Information Concepts*                   46,725
    12,466       Bob Evans Farms, Inc.                          166,733
       137       Bombay Co., Inc.*                                  771
     9,700       Boston Chicken, Inc.*                          341,925
    17,700       Boyd Gaming Corp.*                             165,938
     6,200       Breed Technologies, Inc.                       172,825
     2,300       Burlington Coat Factory
                 Warehouse Corp.*                                25,300
     8,850       Butler Manufacturing Co.                       243,375
    10,200       Cablevision Systems Corp., Class A*            443,700
     5,400       Carlisle Cos., Inc.                            299,700
     3,300       Carson Pirie Scott & Co.*                       87,863
     5,000       Casey's General Stores, Inc.                    87,500
     1,200       Casino America, Inc.*                            8,100
     3,100       Casino Magic Corp.*                             11,238
     7,800       CellStar Corp.*                                 62,400
     2,800       Central Newspapers, Inc., Class A              106,750
    15,093       Century Communications Corp.,
                 Class A*                                       113,198
     4,681       Chris-Craft Industries, Inc.                   195,432
     2,700       Chromcraft Revington, Inc.*                     67,838
    13,250       Circus Circus Enterprises, Inc.*               468,719
    16,035       Clayton Homes, Inc.                            352,770
     7,600       Clear Channel Communications, Inc.*            672,600
     9,980       Comdisco, Inc.                                 288,173
    12,100       CompUSA, Inc.*                                 653,400
    11,000       Consolidated Stores Corp.*                     440,000
       100       CPI Corp.                                        1,875
    10,300       Danaher Corp.                                  426,163
     5,300       Discovery Zone, Inc.*                            1,988
     5,100       Donaldson Co., Inc.                            140,888
     2,300       Eagle Hardware & Garden, Inc.*                  62,100
    15,600       Eckerd Corp.*                                  436,800
     1,000       Exide Corp.                                     25,875
       900       Express Scripts, Inc., Class A*                 32,625
     2,400       Fibreboard Corp.*                               84,000
     1,900       Fisher Scientific International, Inc.           78,375
    17,050       Flowers Industries, Inc.                       347,394
   105,400       Food Lion, Inc., Class B                       935,425
     1,100       Franklin Quest Co.*                             20,625
     9,200       Friedman's, Inc., Class A*                     172,500
    10,800       Gartner Group, Inc., Class A*                  367,200
    11,025       Gaylord Entertainment Co., Class A*            249,441
    10,200       GenCorp, Inc.                             $    144,075
    37,000       General Motors Corp., Class H                2,136,750
       300       Gibson Greetings, Inc.*                          4,350
     6,000       Golden Books Family
                 Entertainment, Inc.*                            69,750
     5,115       Grand Casinos, Inc.*                            75,446
     8,200       GTECH Holdings Corp.*                          263,425
    22,000       Harley-Davidson, Inc.                          946,000
    10,390       HealthCare COMPARE Corp.*                      492,226
    14,800       Hechinger Co., Class A                          53,650
    13,200       Heilig-Meyers Co.                              206,250
     1,800       Hollywood Park, Inc.*                           13,950
     4,000       Houghton Mifflin Co.                           188,500
       100       Huffy Corp.                                      1,350
     1,800       In Focus Systems, Inc.*                         25,875
    19,350       Infinity Broadcasting Corp., Class A*          609,525
     1,900       Integrated Health Services, Inc.                47,975
     9,900       Intelligent Electronics, Inc.                   82,294
     4,400       Juno Lighting, Inc.                             73,150
     8,150       Kelly Services, Inc., Class A                  231,256
     3,000       Kinder-care Learning Centers, Inc.*             48,000
     5,300       Lafarge Corp.                                   98,713
     3,900       La-Z-Boy, Inc.                                 117,488
    18,100       Lear Seating Corp.*                            597,300
    11,200       Lee Enterprises, Inc.                          256,200
    21,600       Manpower, Inc.                                 718,200
     7,526       Marvel Entertainment Group, Inc.*               62,090
     4,400       Medaphis Corp.*                                 66,000
    33,094       MedPartners, Inc.*                             752,889
     1,800       Medusa Corp.                                    55,350
     1,725       Men's Wearhouse, Inc.                           43,125
     7,500       Miller (Herman), Inc.                          303,750
     5,300       Modine Manufacturing Co.                       139,125
       133       Morrison Health Care, Inc.                       1,596
     9,593       Myers Industries, Inc.                         143,895
     6,500       National Computer Systems, Inc.                133,250
    15,140       NovaCare, Inc.*                                141,938
    13,775       Olsten Corp., Class B                          342,653
    16,200       Omnicom Group, Inc.                            757,350
    10,720       OrNda Healthcorp*                              293,460
    14,100       PETsMART, Inc.*                                364,838
     7,800       PHH Corp.                                      232,050
     1,500       Playboy Enterprises, Inc., Class B*             18,563
     6,900       Players International, Inc.*                    52,613
     3,700       Primadonna Resorts, Inc.*                       67,525
     9,800       QUALCOMM, Inc.*                                416,500
     1,100       Renters Choice, Inc.*                           20,625
     6,300       Rio Hotel & Casino, Inc.*                       99,225
     3,200       Robert Half International, Inc.*               118,000
     6,350       Rollins, Inc.                                  127,794
     6,600       Ross Stores, Inc.                              237,600
     4,550       Ruby Tuesday, Inc.                              86,450


                       See Notes to Financial Statements.

                     SMALL COMPANY INDEX FUND
  GALAXY             PORTFOLIO OF INVESTMENTS (CONTINUED)
  FUND II            SEPTEMBER 30, 1996 (UNAUDITED)


                                                                  VALUE
     SHARES                                                      (NOTE 2)
     ------                                                      --------

                 CONSUMER CYCLICAL (CONTINUED)

    14,600       Ruddick Corp.                                 $    200,750
    75,000       Safeway, Inc.*                                   3,196,875
     2,900       Scholastic Corp.*                                  210,250
     8,962       Schulman (A.), Inc.                                208,367
    20,600       Shaw Industries, Inc.                              275,525
     1,000       Smith (A.O.) Corp.                                  24,875
     8,600       Smith's Food & Drug
                 Centers, Inc., Class B                             227,900
     9,800       Sodak Gaming, Inc.*                                225,400
     3,800       Sotheby's Holdings, Inc., Class A                   62,225
     8,000       Southdown, Inc.                                    197,000
     5,700       Spelling Entertainment Group, Inc.*                 42,750
       300       Standard Pacific Corp.                               1,725
    20,737       Staples, Inc.*                                     460,102
     6,800       Station Casinos, Inc.*                              81,600
     8,775       Stewart Enterprises, Inc., Class A                 296,156
    11,756       Sun Healthcare Group, Inc.*                        152,828
     4,900       Superior Industries International, Inc             118,213
     9,900       USG Corp.*                                         293,288
     2,500       U.S. Home Corp.*                                    51,250
     1,700       Washington Post Co., Class B                       595,000
     4,600       Weis Markets, Inc.                                 144,900
     8,200       Westwood One, Inc.                                 150,675
                                                               ------------
                                                                 31,562,335
                                                               ------------

                 UTILITIES - 9.11%

    11,100       AGL Resources, Inc.                                212,288
    34,600       Allegheny Power System, Inc.                     1,003,400
    14,400       American Water Works Co., Inc.                     311,400
       600       Aspect Telecommunications Corp.*                    37,350
     2,500       Atlantic Energy, Inc.                               43,750
    15,200       Boston Edison Co.                                  336,300
    10,250       Brooklyn Union Gas Co.                             285,719
    38,900       Centerior Energy Corp.                             354,963
    18,100       Cincinnati Bell, Inc.                              959,300
     9,900       CIPSCO, Inc.                                       352,688
       234       Citizens Utilities Co., Class B                      2,833
    23,900       CMS Energy Corp.                                   719,988
    13,624       Comsat Corp.                                       308,243
    15,200       Delmarva Power & Light Co.                         311,600
    29,050       DPL, Inc.                                          679,044
    22,950       DQE, Inc.                                          639,731
     4,800       Embrace Systems Corp. (B)                                0
    28,900       Enova Corp.                                        639,413
     7,200       Equitable Resources, Inc.                          205,200
    25,800       Florida Progress Corp.                             877,200
    28,900       Frontier Corp.                                     769,463
     9,500       Geotek Communications, Inc.*                        79,563
     9,450       Glenayre Technologies, Inc.*                  $    217,350
     5,600       Hawaiian Electric Industries, Inc.                 191,100
    13,000       Idaho Power Co.                                    407,875
     7,800       IES Industries, Inc.                               236,925
    24,700       Illinova Corp.                                     654,550
       600       IPACLO Enterprises, Inc.                            15,750
    18,300       Kansas City Power & Light Co.                      489,525
    11,700       KU Energy Corp.                                    336,375
    12,700       LCI International, Inc.*                           400,050
    19,000       LG & E Energy Corp.                                422,750
    28,800       Long Island Lighting Co.                           493,200
     8,500       MAPCO, Inc.                                        506,813
    19,400       MCN Corp.                                          521,375
     4,911       MFS Communications Co., Inc.*                      214,242
    23,814       MidAmerican Energy Co.                             378,047
     6,500       Minnesota Power & Light Co.                        173,063
    15,400       Montana Power Co.                                  329,175
     7,200       National Fuel Gas Co.                              264,600
    11,200       Nevada Power Co.                                   228,200
    16,100       New England Electric System                        501,113
    20,400       New York State Electric & Gas Corp.                448,800
    21,005       NEXTEL Communications, Inc., Class A*              388,593
    15,500       NIPSCO Industries, Inc.                            554,125
    35,900       Northeast Utilities                                444,263
    11,500       Oklahoma Gas & Electric Co.                        460,000
     2,500       Otter Tail Power Co.                                83,750
    10,900       Paging Network, Inc.*                              218,000
     2,300       PanAmSat Corp.*                                     63,969
       900       People's Choice TV Corp.*                           12,825
     6,500       PictureTel Corp.*                                  229,125
    22,100       Pinnacle West Capital Corp.                        654,713
    13,500       Portland General Corp.                             518,063
    31,400       Potomac Electric Power Co.                         796,775
    15,100       Public Service Co. Of Colorado                     536,050
    25,700       SCANA Corp.                                        674,625
    12,200       Scripps (E.W.) Co., Class A                        568,825
    18,300       Southern New England
                 Telecommunication Corp.                            674,813
    12,900       Southwestern Public Service Co.                    419,250
     8,500       Symbol Technologies, Inc.*                         391,000
     5,600       TCA Cable TV, Inc.                                 144,200
    32,600       TECO Energy, Inc.                                  774,250
     8,600       Telephone & Data Systems, Inc.                     346,150
    22,100       Turner Broadcasting System, Inc., Class B          624,325
       100       United Water Resources, Inc.                         1,650
    11,500       UtiliCorp United, Inc.                             317,688
     8,400       U.S. Cellular Corp.*                               254,100
    12,800       Valero Energy Corp.                                280,000
       400       Washington Gas Light Co.                             8,800


                       See Notes to Financial Statements.

                     SMALL COMPANY INDEX FUND
  GALAXY             PORTFOLIO OF INVESTMENTS (CONTINUED)
  FUND II            SEPTEMBER 30, 1996 (UNAUDITED)


                                                          VALUE
     SHARES                                             (NOTE 2)
     ------                                             --------

                 UTILITIES (CONTINUED)

    11,500       Washington Water Power Co.           $    217,063
    17,024       Western Resources, Inc.                   495,824
    25,850       Wisconsin Energy Corp.                    697,950
                                                      ------------
                                                        28,411,078
                                                      ------------

                 BASIC MATERIALS - 4.49%

     3,600       Actel Corp.*                               69,300
       300       Alpharma, Inc., Class A                     4,688
     1,900       Amcol International Corp.                  26,125
       800       Armor All Products Corp.                   12,800
       300       Ashland Coal, Inc.                          7,463
     3,300       Birmingham Steel Corp.                     52,388
    10,600       Bowater, Inc.                             402,800
     4,400       Brush Wellman, Inc.                        84,700
     6,100       Calgon Carbon Corp.                        63,288
     4,600       CalMat Co.                                 85,100
     8,812       Castle (A.M.) & Co.                       177,342
     1,200       Chesapeake Corp.                           33,000
     6,300       Consolidated Papers, Inc.                 327,600
    11,500       Crompton & Knowles Corp.                  188,313
     6,000       Dexter Corp.                              179,250
    23,591       Ethyl Corp.                               212,319
     2,500       Gaylord Container Corp., Class A           18,438
     8,400       Georgia Gulf Corp.                        250,950
     6,600       Glatfelter (P.H.) Co.                     111,375
     5,500       Handy & Harman                             98,313
    11,025       Hanna (M.A.) Co.                          252,197
     7,600       Harsco Corp.                              478,800
    14,000       IMC Global, Inc.                          547,750
    12,500       Intermet Corp.                            134,375
    28,500       International Game Technology             584,250
     8,700       Jefferson Smurfit Corp.*                  103,313
     7,800       Justin Industries, Inc.                    84,825
     4,000       Kennametal, Inc.                          137,500
     1,800       Lilly Industries, Inc., Class A            29,925
     6,700       Loctite Corp.                             303,175
    11,400       Longview Fibre Co.                        179,550
    22,000       LTV Corp.                                 255,750
     2,200       Lukens, Inc.                               40,150
    12,200       Lyondell Petrochemical Co.                283,650
     2,900       MAXXAM, Inc.*                             128,325
     7,700       Minerals Technologies, Inc.               287,788
     3,600       Mississippi Chemical Corp.                 84,150
     2,400       Mueller Industries, Inc.*                  97,500
     6,000       Mycogen Corp.*                             85,500
     4,500       Olin Corp.                                378,000
     9,500       OM Group, Inc.                            361,000
     5,900       Oregon Steel Mills, Inc.                   90,713
       100       O'Sullivan Corp.                            1,063
    34,100       Owens-Illinois, Inc.*                     596,750
     9,700       Pentair, Inc.                             257,050
     6,300       Quanex Corp.                         $    169,313
     3,300       Rayonier, Inc.                            131,175
    11,900       Rhone-Poulenc Rorer, Inc.                 876,138
    16,643       RPM, Inc.                                 274,610
     6,000       Scotts Co., Class A*                      115,500
     9,600       Sealed Air Corp.*                         357,600
     1,000       Sequa Corp., Class A*                      44,625
    11,900       Shorewood Packaging Corp.*                201,556
     9,300       Solectron Corp.*                          455,700
    27,470       Sonoco Products Co.                       755,425
     3,000       St. Joe Corp.                             194,250
     4,900       Telxon Corp.                               68,600
     1,300       Tencor Instruments*                        23,481
    23,400       Terra Industries, Inc.                    348,075
       500       Texas Industries, Inc.                     29,938
     8,300       Thiokol Corp.                             389,063
       500       TriMas Corp.                               12,125
     1,000       Valspar Corp.                              49,250
     5,676       Wausau Paper Mills Co.                    109,263
     6,600       Wellman, Inc.                             115,500
     6,500       WHX Corp.*                                 65,813
    10,500       Witco Corp.                               345,188
     9,000       Wolverine Tube, Inc.*                     387,000
    17,300       Zeigler Coal Holding Co.                  298,425
                                                      ------------
                                                        14,006,214
                                                      ------------

                 ENERGY - 4.36%

     4,500       Albemarle Corp.                            77,063
    20,800       Anadarko Petroleum Corp.                1,162,200
    20,352       Apache Corp.                              605,472
    17,300       ARCO Chemical Co.                         865,000
       300       Atmos Energy Corp.                          7,013
     2,800       Benton Oil & Gas Co.*                      60,900
     4,000       BJ Services Co.*                          145,000
       540       BJ Services Co. Warrants*                   7,560
    19,000       Cabot Corp.                               529,625
     3,400       Cabot Oil & Gas Corp., Class A             50,150
     9,960       CalEnergy, Inc.*                          317,475
     4,200       Cooper Cameron Corp.*                     240,975
    10,300       Devon Energy Corp.                        262,650
     5,400       Diamond Offshore Drilling, Inc.*          297,000
     7,100       Diamond Shamrock, Inc.                    220,988
    13,090       El Paso Natural Gas Co.                   575,960
     3,100       Energy Ventures, Inc.*                    125,550
    12,200       Enron Oil & Gas Co.                       303,475
     1,825       ENSCO International, Inc.*                 59,313
       200       FINA, Inc., Class A                        10,500
     9,000       FINOVA Group, Inc.                        540,000
     4,150       Fuller (H.B.) Co.                         159,256
    46,300       Global Marine, Inc.*                      729,225


                       See Notes to Financial Statements.

                     SMALL COMPANY INDEX FUND
  GALAXY             PORTFOLIO OF INVESTMENTS (CONTINUED)
  FUND II            SEPTEMBER 30, 1996 (UNAUDITED)


                                                                  VALUE
     SHARES                                                      (NOTE 2)
     ------                                                      --------

                 ENERGY (CONTINUED)

     2,800       Global Natural Resources, Inc.*              $     48,650
     1,800       KCS Energy, Inc.                                   64,125
     6,150       KN Energy, Inc.                                   216,788
     1,200       Lone Star Technologies, Inc.*                      17,550
     1,000       Mine Safety Appliances Co.                         50,625
     7,050       Mitchell Energy & Development
                 Corp., Class A                                    133,069
    10,715       Murphy Oil Corp.                                  516,999
    36,251       NGC Corp.                                         566,422
     6,600       Noble Affiliates, Inc.                            278,850
     7,800       Noble Drilling Corp.*                             117,975
       900       Nuevo Energy Co.*                                  36,563
     4,100       Oceaneering International, Inc.*                   69,700
    21,500       Parker Drilling Co.*                              137,063
     6,600       Parker & Parsley Petroleum Co.                    172,425
     5,300       Pogo Producing Co.                                189,475
    10,300       Quaker State Corp.                                177,675
    11,600       Questar Corp.                                     410,350
     6,000       Reading & Bates Corp.*                            162,750
       100       RPC Energy Services, Inc.*                          1,138
     6,200       Seagull Energy Corp.*                             121,675
     8,500       Smith International, Inc.*                        298,563
     5,300       Snyder Oil Corp.                                   62,275
    15,300       Tesoro Petroleum Corp.*                           196,988
     8,800       Tosco Corp.                                       482,900
     1,700       Tuboscope Vetco International Corp.*               26,563
     9,900       Ultramar Corp.                                    299,475
    28,500       Union Pacific Resources Group, Inc.               798,000
    10,200       Union Texas Petroleum Holdings, Inc.              220,575
     6,000       Varco International, Inc.*                        105,750
     9,978       Weatherford Enterra, Inc.*                        273,148
                                                              ------------
                                                                13,606,454
                                                              ------------

                 CAPITAL GOODS - 4.34%

    17,500       ADC Telecommunications, Inc.*                   1,120,000
     6,900       AGCO Corp.                                        175,950
       100       Air & Water Technologies Corp., Class A*              713
     4,600       Alliant Techsystems, Inc.*                        238,625
     2,800       Allied Products Corp.                              70,000
     6,300       American Management Systems, Inc.*                176,400
    29,600       American Standard Cos., Inc.*                   1,013,800
    13,200       AMETEK, Inc.                                      249,150
     6,000       Applied Power, Inc., Class A                      191,250
     7,400       AptarGroup, Inc.                                  237,725
    13,919       BancTec, Inc.*                                    290,559
     8,550       Bearings, Inc.                                    241,538
     4,600       Checkpoint Systems, Inc.*                         121,900
     4,100       Coltec Industries, Inc.*                           65,600
     8,550       Commercial Intertech Corp.                         98,325
     6,666       Commercial Metals Co.                             218,312
     7,400       Corrections Corp. Of America*                     231,250
     8,550       Cuno, Inc.*                                  $    132,525
     4,000       Dentsply International, Inc.                      178,000
    10,912       Diebold, Inc.                                     636,988
     1,900       Digital Microwave Corp.*                           43,700
     8,200       Dionex Corp.*                                     311,600
     7,500       Duriron Co., Inc.                                 198,750
     7,100       Federal-Mogul Corp.                               149,988
     4,200       GATX Corp.                                        196,350
    17,000       Gentex Corp.*                                     386,750
     6,200       Goulds Pumps, Inc.                                137,950
       198       Healthdyne Technologies, Inc.*                      1,658
    15,502       Hubbell, Inc., Class B                            573,574
       900       IDEX Corp.                                         29,925
     3,200       IMCO Recycling, Inc.                               52,000
     2,800       KEMET Corp.*                                       56,350
     6,500       Keystone International, Inc.                      127,563
     7,414       Litton Industries, Inc.*                          365,140
    10,800       Martech USA, Inc.* (B)                                  0
     7,000       Mascotech, Inc.                                    99,750
     3,500       Molten Metal Technology, Inc.*                    112,000
     2,700       Nordson Corp.                                     150,525
     2,000       Orbital Sciences Corp.*                            35,500
     5,850       Pittway Corp., Class A                            261,056
     5,000       Rega Beloit Corp.                                  83,125
     1,400       Roper Industries, Inc.                             66,150
     1,900       Silicon Valley Group, Inc.*                        33,725
     9,900       Simpson Industries, Inc.                          100,238
     8,100       Stewart & Stevenson Services, Inc.                175,163
    21,800       Sundstrand Corp.                                  850,200
       600       Teleflex, Inc.                                     29,775
    20,775       Thermo Electron Corp.                             841,388
     8,100       Trinity Industries, Inc.                          270,333
     8,176       U.S.A. Waste Services, Inc.*                      257,544
     8,900       Varian Associates, Inc.                           427,200
     8,800       Vulcan Materials Co.                              528,000
     5,700       Watts Industries, Inc., Class A                   111,863
     6,600       Wyman-Gordon Co.*                                 150,975
    13,200       York International Corp.                          638,550
                                                              ------------
                                                                13,542,968
                                                              ------------

                 TRANSPORTATION - 2.22%

     4,400       Airborne Freight Corp.                             94,050
    13,900       Alexander & Baldwin, Inc.                         340,550
    16,908       America West Airlines, Inc., Class B*             198,669
     3,100       American Freightways Corp.*                        27,513
     6,800       APL, Ltd.                                         146,200
     1,600       Arnold Industries, Inc.                            25,200
     9,300       Atlantic Southeast Airlines, Inc.                 204,600
    16,705       Comair Holdings, Inc.                             392,568
     7,738       Fritz Cos., Inc.*                                 112,201
     2,100       Greyhound Lines, Inc.*                              7,088
     6,400       Hunt (J.B.) Transport Services, Inc.              101,600


                       See Notes to Financial Statements.

                     SMALL COMPANY INDEX FUND
  GALAXY             PORTFOLIO OF INVESTMENTS (CONTINUED)
  FUND II            SEPTEMBER 30, 1996 (UNAUDITED)


                                                                   VALUE
     SHARES                                                       (NOTE 2)
     ------                                                       --------

                TRANSPORTATION (CONTINUED)

   16,200       Illinois Central Corp., Series A                $    512,325
    5,200       Kirby Corp.*                                          91,650
      800       Lo-Jack Corp.*                                         8,700
    6,300       Mesa Air Group, Inc.*                                 57,488
      900       M.S. Carriers, Inc.*                                  17,325
   16,300       Northwest Airlines Corp., Class A*                   576,613
    9,600       Offshore Logistics, Inc.*                            138,000
    7,200       Overseas Shipholding Group, Inc.                     118,800
   23,100       Republic Industries, Inc.*                           669,900
    2,250       Rollins Truck Leasing Corp.                           25,313
   16,000       Rural/Metro Corp.*                                   584,000
    2,600       Standard Products Co.                                 65,650
   14,100       Tidewater, Inc.                                      526,988
    3,300       Top Source Technologies, Inc.*                        15,469
   12,400       UAL Corp.*                                           582,800
    6,828       Union Pacific Corp.                                  500,176
    2,800       United Waste Systems, Inc.*                           97,300
    9,450       USFreightways Corp.                                  193,725
    3,000       Wabash National Corp.                                 47,250
    2,400       Werner Enterprises, Inc.                              38,400
    7,800       Wisconsin Central Transportation Corp.*              279,825
    3,200       XTRA Corp.                                           135,600
                                                                ------------
                                                                   6,933,536
                                                                ------------

                DURABLE GOODS - 1.77%

    5,200       Acuson Corp.*                                         89,050
    1,700       Albany International Corp., Class A                   36,763
    8,700       Altera Corp.*                                        440,438
    1,200       AMISYS Managed Care Systems, Inc.*                    28,650
    6,800       Beckman Instruments, Inc.                            264,350
      100       Borg-Warner Security Corp.                               938
    7,800       Cintas Corp.                                         436,800
    2,200       Citrix Systems, Inc.*                                109,725
   30,300       Elcom International, Inc.*                           238,613
   12,400       Electronic Arts, Inc.*                               463,450
   13,200       Fastenal Co.                                         653,400
    1,300       Figgie International, Inc., Class A*                  17,469
   13,000       Genzyme Corp.*                                       331,500
    5,600       GT Interactive Software Corp.*                       127,400
    6,900       HON Industries, Inc.                                 274,275
    1,400       Marquette Medical Systems, Inc., ClassA*              23,450
   12,500       Mentor Graphics Corp.*                               110,938
   16,600       Nabors Industries, Inc.*                             226,175
    8,200       Netscape Communications Corp.*                       380,275
    4,600       OEA, Inc.                                            182,850
    5,300       Precision Castparts Corp.                            257,050
    3,101       Premier Farnell Plc, ADR*                             64,346
   12,600       Read-Rite Corp.*                                     198,450
    3,500       SanDisk Corp.*                                        55,563
    6,800       Semitool, Inc.*                                 $     80,750
    6,800       Sequent Computer Systems, Inc.*                       88,400
   11,200       SMART Modular Technologies, Inc.*                    190,400
    8,400       Smith Micro Software, Inc.*                           52,500
    5,200       Valassis Communications, Inc.*                        81,250
                                                                ------------
                                                                   5,505,218
                                                                ------------

                METALS AND MINING - 0.50%

    8,800       Allegheny Teledyne, Inc.                             199,100
    2,100       Alumax, Inc.*                                         70,350
   13,300       Amax Gold, Inc.*                                      74,813
    3,300       Carpenter Technology Corp.                           115,500
    8,071       Coeur d'Alene Mines Corp.                            116,021
    6,783       Freeport McMoRan, Inc.                               211,969
   13,300       Hecla Mining Co.*                                     88,113
   14,400       Newmont Gold Co.                                     682,200
                                                                ------------
                                                                   1,558,066
                                                                ------------

                CHEMICALS AND DRUGS - 0.44%

    8,400       Betzdearborn Inc                                     441,000
    8,500       Ferro Corp.                                          229,500
    8,000       Keravision, Inc.*                                    120,000
   20,400       Lubrizol Corp.                                       586,500
                                                                ------------
                                                                   1,377,000
                                                                ------------

                CONSUMER PRODUCTS - 0.39%

    4,000       Intimate Brands, Inc., Class A                        73,000
   28,200       Reader's Digest Association, Inc., Class A         1,152,675
                                                                ------------
                                                                   1,225,675
                                                                ------------

                MISCELLANEOUS - 0.08%

    5,400       Flightsafety International, Inc.                     240,975
                                                                ------------

                BUILDING AND CONSTRUCTION - 0.07%

    1,875       Chittenden Corp.                                      47,344
    6,600       Morrison Knudsen Corp.*                               59,400
    5,000       Schuller Corp.                                        48,125
    2,700       TJ International, Inc.                                49,275
                                                                ------------
                                                                     204,144
                                                                ------------

                TOTAL COMMON STOCKS                              277,171,541
                                                                ------------
                (Cost $186,099,147)


                       See Notes to Financial Statements.

                     SMALL COMPANY INDEX FUND
  GALAXY             PORTFOLIO OF INVESTMENTS (CONTINUED)
  FUND II            SEPTEMBER 30, 1996 (UNAUDITED)


                                                              VALUE
     SHARES                                                  (NOTE 2)
     ------                                                  --------

PREFERRED STOCK - 0.02%

      2,499   Premier Farnell Plc, ADR                    $     63,412
                                                          ------------

              TOTAL PREFERRED STOCK                             63,412
                                                          ------------
              (Cost $62,787)

PAR VALUE

U.S. GOVERNMENT AND AGENCY OBLIGATIONS  (A) - 11.04%

              FEDERAL HOME LOAN BANK - 10.56%

$32,905,000   5.70%, 10/01/96                               32,905,000
                                                          ------------


              U.S. TREASURY BILL (C) - 0.48%

  1,500,000   5.11%, 10/03/96                                1,499,578
                                                          ------------


              TOTAL U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS                            34,404,578
                                                          ------------
              (Cost $34,404,578)

TOTAL INVESTMENTS - 99.97%                                 311,639,531
                                                          ------------
(Cost $220,566,512)

NET OTHER ASSETS AND LIABILITIES - 0.03%                       103,533
                                                          ------------
NET ASSETS - 100.00%                                      $311,743,064
                                                          ============

---------------------------------------
*        Non-income producing security.
ADR      American Depositary Receipt
REIT     Real Estate Investment Trust
(A)      Annualized yield at time of purchase.
(B)      Filed for bankruptcy.
(C) Security has been deposited as an initial margin on open futures contracts.

At September 30, 1996, the Fund's open futures contracts were as follows:
     NUMBER OF
     CONTRACTS      CONTRACT     EXPIRATION      OPENING        CURRENT
  PURCHASED(SOLD)     TYPE          DATE        POSITION      MARKET VALUE
----------------------------------------------------------------------------


        84         Russell 2000    12/96      $14,328,500     $14,574,000
       159         Midcap          12/96       19,152,100      19,394,025
                                              -----------     -----------
                                              $33,480,600     $33,968,025
                                              ===========     ===========




                       See Notes to Financial Statements.

GALAXY         UTILITY INDEX FUND
FUND II        PORTFOLIO OF INVESTMENTS
               SEPTEMBER 30, 1996 (UNAUDITED)

                                                        VALUE
     SHARES                                           (NOTE 2)
--------------------------------------------------------------
COMMON STOCKS - 102.51%

              UTILITIES - 93.55%

      6,100   AGL Resources, Inc. ...............  $   116,663
      8,700   Allegheny Power System, Inc. ......      252,300
     13,800   ALLTEL Corp. ......................      384,675
     12,600   American Electric Power Co., Inc. .      511,875
      1,200   American Water Works Co., Inc. ....       25,950
      5,300   Atlantic Energy, Inc. .............       92,750
     13,300   Baltimore Gas & Electric Co. ......      347,463
     24,000   BellSouth Corp. ...................      888,000
      6,900   Boston Edison Co. .................      152,663
     13,700   Brooklyn Union Gas Co. ............      381,888
     36,700   Carolina Power & Light Co. ........    1,266,150
     51,900   Central & South West Corp. ........    1,349,400
     12,047   Cinergy Corp. .....................      371,951
      2,300   CIPSCO, Inc. ......................       81,938
        800   Columbia Gas System, Inc. .........       44,800
      2,800   Comsat Corp., Series I ............       63,350
     58,000   Consolidated Edison Co. of New York    1,609,500
      6,400   Consolidated Natural Gas Co. ......      343,200
      8,900   Delmarva Power & Light Co. ........      182,450
     43,900   Dominion Resources, Inc. ..........    1,657,225
      7,100   DPL, Inc. .........................      165,963
     27,200   DTE Energy Co. ....................      761,600
     50,100   Duke Power Co. ....................    2,335,913
    108,300   Edison International ..............    1,935,863
     61,200   Enron Corp.* ......................    2,493,900
      2,500   ENSERCH Corp. .....................       52,188
     56,300   Entergy Corp. .....................    1,520,100
      7,500   Florida Progress Corp. ............      255,000
     45,300   FPL Group, Inc. ...................    1,959,225
     11,400   Frontier Corp. ....................      303,525
     10,000   GPU, Inc. .........................      307,500
     77,700   GTE Corp. .........................    2,991,450
     15,700   Hawaiian Electric Industries, Inc.       535,763
     17,800   Houston Industries, Inc. ..........      393,825
      2,900   Idaho Power Co. ...................       90,988
      3,850   IPALCO Enterprises, Inc. ..........      101,063
      4,900   Kansas City Power & Light Co. .....      131,075
      3,400   KU Energy Corp. ...................       97,750
      5,300   L G & E Energy Corp. ..............      117,925
      4,500   LCI International, Inc.* ..........      141,750
      3,600   MCN Corp. .........................       96,750
      7,500   Midamerican Energy Co. ............      119,063
      3,500   Minnesota Power & Light Co. .......       93,188
      6,800   Montana Power Co. .................      145,350
      2,900   National Fuel Gas Co. .............      106,575
      4,300   Nevada Power Co. ..................       87,613
     10,600   New England Electric System .......      329,925
      5,400   New York State Electric & Gas Corp.      118,800
     34,800   Niagara Mohawk Power Corp. ........      278,400
      3,100   NICOR, Inc. .......................      104,625
      4,700   Noram Energy Corp. ................       69,913
     30,700   Northeast Utilities ...............      379,913
      4,400   Northern States Power Co. .........      205,150
     37,700   Ohio Edison Co. ...................      730,438
      4,700   Oklahoma Gas & Electric Co. .......      188,000
     19,000   P P & L Resources, Inc. ...........      415,625
      6,500   Pacific Enterprises ...............      196,625
     99,600   Pacific Gas & Electric Co. ........    2,166,300
     72,600   PacifiCorp ........................    1,497,375
      4,300   Paging Network, Inc.* .............       86,000
     54,900   PECO Energy Co. ...................    1,303,875
      4,000   Peoples Energy Corp. ..............      136,000
      9,200   Potomac Electric Power Co. ........      233,450
      4,900   Public Service Co. of Colorado ....      173,950
     35,700   Public Service Enterprise Group,
                Inc. ............................      954,975
      7,400   Puget Sound Power & Light Co. .....      166,500
      5,100   Rochester Gas & Electric Corp. ....       93,075
     14,900   Scana Corp. .......................      391,125
      6,800   Sonat, Inc. .......................      300,900
    166,300   Southern Co. ......................    3,762,538
      3,900   Southern New England
              Telecommunication Corp. ...........      143,813
      4,600   Southwestern Public Service Co. ...      149,500
      1,300   Telephone & Data Systems, Inc. ....       52,325
     55,500   Texas Utilities Co. ...............    2,199,188
     16,600   Unicom Corp. ......................      417,075
     12,900   Union Electric Co. ................      475,688
      6,400   UtiliCorp United, Inc. ............      176,800
      4,200   Washington Gas Light Co. ..........       92,400
      6,800   Washington Water Power Co. ........      128,350
      9,400   Western Resources, Inc. ...........      273,775
      7,800   Williams Cos., Inc. ...............      397,800
      8,800   Wisconsin Energy Corp. ............      237,600
      2,700   WPL Holdings, Inc. ................       78,638
                                                   -----------
                                                    46,571,525
                                                   -----------
              TECHNOLOGY - 7.43%

     45,650   American Telephone & Telegraph Corp.   2,464,901
      2,400   Cox Communications, Inc., Class A*        44,087
     30,598   Sprint Corp. ......................    1,189,497
         32   360 Communications Co.* ...........          752
                                                   -----------
                                                     3,699,237
                                                   -----------
              ENERGY - 1.01%

     11,800   Panenergy Corp. ...................      410,050
      2,600   Questar Corp. .....................       91,975
                                                   -----------
                                                       502,025
                                                   -----------
              CONSUMER CYCLICAL - 0.52%

     16,900   Comcast Corp., Special, Class A ...      259,838


              TOTAL COMMON STOCKS ...............   51,032,625
                                                   -----------
              (Cost $52,158,247)


                       See Notes to Financial Statements.

GALAXY         UTILITY INDEX FUND
FUND II        PORTFOLIO OF INVESTMENTS (CONTINUED)
               SEPTEMBER 30, 1996 (UNAUDITED)

U.S. GOVERNMENT AGENCY OBLIGATION (A) - 6.65%

              FEDERAL HOME LOAN BANK - 6.65%

$ 3,310,000   5.70%, 10/01/96 ................     $ 3,310,000
                                                   -----------

              TOTAL U.S. GOVERNMENT AGENCY
               OBLIGATION ....................       3,310,000
                                                   -----------
              (Cost $3,310,000)

TOTAL INVESTMENTS - 109.16% ..................      54,342,625
                                                   -----------
(Cost $55,468,247)

NET OTHER ASSETS AND LIABILITIES - (9.16)% ...      (4,559,345)
                                                   -----------
NET ASSETS - 100.00% .........................     $49,783,280
                                                   ===========

----------
*    Non-income producing security.
(A)  Annualized yield at time of purchase.

                       See Notes to Financial Statements.

GALAXY         U.S TREASURY INDEX FUND
FUND II        PORTFOLIO OF INVESTMENTS
               SEPTEMBER 30, 1996 (UNAUDITED)


                                                    VALUE
  PAR VALUE                                        (NOTE 2)
  ---------                                        --------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 98.12%

              U.S. TREASURY NOTES - 71.26%


$ 5,591,000   6.00%, 11/30/97 ................    $  5,597,871
  3,500,000   7.25%, 02/15/98 ................       3,556,907
  7,200,000   7.88%, 04/15/98 ................       7,395,336
  4,500,000   6.00%, 05/31/98 ................       4,496,711
  1,352,000   9.25%, 08/15/98 ................       1,426,102
  7,850,000   7.13%, 10/15/98 ................       8,006,294
  3,000,000   5.13%, 12/31/98 ................       2,937,210
  3,500,000   5.00%, 01/31/99 ................       3,413,407
    800,000   5.50%, 02/28/99 ................         787,944
  3,450,000   7.00%, 04/15/99 ................       3,513,791
  4,400,000   6.38%, 07/15/99 ................       4,416,676
  1,000,000   6.00%, 10/15/99 ................         993,409
  3,400,000   7.75%, 01/31/00 ................       3,541,573
  6,550,000   5.50%, 04/15/00 ................       6,375,770
  3,200,000   6.25%, 05/31/00 ................       3,186,205
  2,953,000   8.75%, 08/15/00 ................       3,188,351
  3,250,000   7.50%, 11/15/01 ................       3,392,188
    400,000   7.50%, 05/15/02 ................         418,924
  1,900,000   6.38%, 08/15/02 ................       1,887,460
  1,800,000   6.25%, 02/15/03 ................       1,771,128
  3,000,000   5.75%, 08/15/03 ................       2,863,830
  5,100,000   7.25%, 05/15/04 ................       5,283,192
  4,250,000   7.88%, 11/15/04 ................       4,569,426
                                                  ------------
                                                    83,019,705
                                                  ------------
              U.S. TREASURY BONDS - 25.47%

    400,000  10.75%, 08/15/05 ................         506,356
  3,630,000  11.75%, 11/15/14 ................       5,125,302
  2,900,000   7.25%, 05/15/16 ................       2,963,884
  5,464,000   8.88%, 08/15/17 ................       6,537,780
  3,421,000   8.50%, 02/15/20 ................       3,976,054
 10,000,000   7.50%, 11/15/24 ................      10,571,500
                                                  ------------
                                                    29,680,876
                                                  ------------

            FEDERAL HOME LOAN BANK (A) - 1.39%

$ 1,620,000   5.70%, 10/01/96 ................    $  1,620,000
                                                  ------------

TOTAL INVESTMENTS - 98.12% ...................     114,320,581
                                                  ------------
(Cost $114,555,736)

NET OTHER ASSETS AND LIABILITIES - 1.88% .....       2,188,548
                                                  ------------
NET ASSETS - 100.00% .........................    $116,509,129
                                                  ============

-------------------

(A)  Annualized yield at time of purchase.

                       See Notes to Financial Statements.

GALAXY         MUNICIPAL BOND FUND
FUND II        PORTFOLIO OF INVESTMENTS
               SEPTEMBER 30, 1996 (UNAUDITED)

                                                        VALUE
  PAR VALUE                                           (NOTE 2)
  ---------                                           --------
  MUNICIPAL BONDS - 99.12%

              ALABAMA - 4.62%

 $  980,000   Auburn University Revenues,
              Athletic
              5.20%, 04/01/04
              Insured: MBIA                         $  977,550
                                                    ----------

              FLORIDA - 4.85%

  1,000,000   Florida State Board of Education
              Capital Outlay
              Public Education, Series A, GO
              5.70%, 06/01/08
              Insured: AMBAC                         1,024,998
                                                    ----------
              GEORGIA - 4.82%

  1,000,000   Atlanta Airport Facilities Revenue,
              Series A
              5.20%, 01/01/02
              Insured: AMBAC                         1,018,750
                                                    ----------
              ILLINOIS - 12.78%

    380,000   Chicago Metropolitan
              Water Reclamation District
              Greater Chicago,
              Capital Improvement, GO
              4.80%, 12/01/00                          381,900

    500,000   Chicago Metropolitan
              Water Reclamation District
              Greater Chicago, GO
              5.10%, 12/01/03                          508,750

    750,000   Illinois Health Facilities
              Authority Revenue
              University of Chicago Hospitals,
              Series A
              5.25%, 08/15/03
              Insured: MBIA                            758,438

    500,000   Illinois State Sales Tax Revenue,
              Series V
              6.00%, 06/15/08                          519,375

    500,000   Kane County Community School District
              Number 304
              Geneva, GO
              6.00%, 06/01/04
              Insured: FGIC                            533,125
                                                    ----------
                                                     2,701,588
                                                    ----------
              LOUISIANA - 2.35%

    500,000   Jefferson Parish Hopital Revenue
              Service District 1
              4.80%, 01/01/02
              Insured: FGIC                            496,875
                                                    ----------
              MASSACHUSETTS - 8.66%

 $1,000,000   Massachusetts State Consolidated
              Loan, Series B, GO
              5.70%, 08/01/07
              Insured: FGIC                         $1,032,500

    800,000   Springfield, Series B, GO
              5.05%, 01/15/04
              Insured: MBIA                            798,000
                                                    ----------
                                                     1,830,500
                                                    ----------
              MISSOURI - 8.65%

  1,000,000   Sikeston Electric Revenue
              6.00%, 06/01/04

              Insured: MBIA                          1,066,250

    750,000   St. Louis Water Revenue
              5.30%, 07/01/99
              Insured: FGIC                            763,125
                                                    ----------
                                                     1,829,375
                                                    ----------
              NEVADA - 7.18%

  1,000,000   Clark County School
              District Revenue Series B, GO
              5.00%, 05/01/02
              Insured: FGIC                          1,008,750

    500,000   Las Vegas Valley
              Water District Revenue, GO
              5.40%, 09/01/04
              Insured: AMBAC                           508,125
                                                    ----------
                                                     1,516,875
                                                    ----------
              NEW HAMPSHIRE - 5.96%

    750,000   New Hampshire HEFA
              Mary Hitchcock Memorial Hospital
              5.00%, 08/15/03
              Insured: FGIC                            750,000

    500,000   New Hampshire Municipal Bond Bank,
              Series A
              5.25%, 11/15/03                          510,625
                                                    ----------
                                                     1,260,625
                                                    ----------
              NEW JERSEY - 3.69%

    750,000   New Jersey Health Care Facilities
              Financing Authority
              Dover General Hospital and
              Medical Center
              5.60%, 07/01/02
              Insured: MBIA                            780,000
                                                    ----------

                       See Notes to Financial Statements.

GALAXY         UTILITY INDEX FUND
FUND II        PORTFOLIO OF INVESTMENTS (CONTINUED)
               SEPTEMBER 30, 1996 (UNAUDITED)

                                                     VALUE
  PAR VALUE                                         (NOTE 2)
  ---------                                         --------

              NEW YORK - 7.15%

 $  500,000   Battery Park City Authority Revenue
              Junior Lien, Series B
              4.70%, 11/01/00                      $   495,625

    500,000   New York Municipal Water
              Finance Authority  Water and
              Sewer System Revenue, Series B
              4.75%, 06/15/01                          499,375

    500,000   New York State Environmental
              Facilities Corp., PCR
              5.75%, 06/15/09                          517,500
                                                   -----------
                                                     1,512,500
                                                   -----------
              PENNSYLVANIA - 3.60%

    750,000   Pennsylvania State IDA,
              Economic Development
              5.00%, 01/01/00
              Insured: AMBAC                           760,313
                                                   -----------
              TEXAS - 6.57%

    500,000   Carrollton Farmers Branch
              Independent School District, GO
              5.10%, 02/15/04                         499,375

    375,000   Harlingen Waterworks and Sewer Sy
              5.25%, 11/01/10
              Insured: MBIA                            366,094

    500,000   Houston Water and Sewer System Re
              Junior Lien, Series A
              5.75%, 12/01/03
              Insured: MBIA                            523,125
                                                   -----------
                                                     1,388,594
                                                   -----------
              UTAH - 2.51%

    525,000   Utah Associated
              Municipal Power System Revenue
              Central - St. George Project
              5.15%, 12/01/03
              Insured: AMBAC                           531,563
                                                   -----------
              VIRGINIA - 3.64%

    750,000   Virginia State Transportation Boa
              Transportation Contract Revenue,
              Route 28 Project
              6.00%, 04/01/10                          768,750
                                                   -----------

              WASHINGTON - 7.21%

 $1,000,000   Seattle Municipal Light &
              Power Revenue, Series B
              5.75%, 08/01/07                      $ 1,026,250

    500,000   Washington State Public Power
              Supply System Nuclear Project
              Number 1
              Revenue, Series B
              5.10%, 07/01/04
              Insured: MBIA                            496,875
                                                   -----------
                                                     1,523,125
                                                   -----------
              WISCONSIN - 4.88%

  1,000,000   Milwaukee Corporate Purpose,
              Series A, GO
              5.50%, 06/15/08                        1,031,250
                                                   -----------
TOTAL INVESTMENTS - 99.12%                          20,953,231
                                                   -----------
(Cost $20,523,538)

NET OTHER ASSETS AND LIABILITIES - 0.88%               186,712
                                                   -----------
NET ASSETS - 100.00%                               $21,139,943
                                                   ===========

----------------------
AMBAC    American Municipal Bond Assurance Corp.
FGIC     Financial Guaranty Insurance Corp.
GO       General Obligation
HEFA     Health and Educational Facilities Authority
IDA      Industrial Development Authority
MBIA     Municipal Bond Insurance Association
PCR      Pollution Control Revenue

                       See Notes to Financial Statements.

GALAXY         STATEMENTS OF ASSETS AND LIABILITIES
FUND II        SEPTEMBER 30, 1996 (UNAUDITED)

                                                         LARGE              SMALL                                  U.S.
                                                        COMPANY            COMPANY             UTILITY           TREASURY
                                                      INDEX FUND         INDEX FUND          INDEX FUND         INDEX FUND
                                                     ------------       -------------       ------------        ------------
ASSETS:
   Investments (Note 2):
     Investments at cost ......................       $231,459,913       $220,566,512        $55,468,247        $114,555,736
     Net unrealized appreciation (depreciation)         86,012,700         91,073,019         (1,125,622)           (235,155)
                                                      ------------       ------------        -----------        ------------


     Total investments at value ...............        317,472,613        311,639,531         54,342,625         114,320,581
   Cash .......................................              6,128                 --                 --                  --
   Receivable for investments sold ............                 --             54,874          2,826,307                  --
   Receivable for shares sold .................            207,148            116,539             32,540              50,669
   Interest and dividend receivables ..........            518,282            319,328            186,157           2,400,750
                                                      ------------       ------------        -----------        ------------
       Total Assets ...........................        318,204,171        312,130,272         57,387,629         116,772,000
                                                      ------------       ------------        -----------        ------------

LIABILITIES:

   Payable for investments purchased ..........            279,197                 --          7,512,665                  --
   Payable for shares repurchased .............            175,358            191,378             70,517              96,392
   Payable to custodian .......................                 --              2,886              4,702              10,940
   Distributions payable ......................                 --                 --                 --             116,633
   Payable for daily variation margin
     on futures contracts .....................                 --             93,000                 --                  --
   Advisory fee payable (Note 4) ..............             25,628             24,985              4,116               9,727
   Administration fee payable (Note 4) ........             76,885             74,959             12,349              29,179
                                                      ------------       ------------        -----------        ------------
       Total Liabilities ......................            557,068            387,208          7,604,349             262,871
                                                      ------------       ------------        -----------        ------------
NET ASSETS ....................................       $317,647,103       $311,743,064        $49,783,280        $116,509,129
                                                      ============       ============        ===========        ============


NET ASSETS CONSIST OF:

   Par value (Note 3) .........................       $     14,732       $     13,096        $     4,359        $     11,527
   Paid-in capital in excess of par value .....        222,473,499        197,439,833         49,502,126         121,908,141
   Undistributed (overdistributed)
     net investment income ....................          3,974,232          2,683,864             28,636              23,099
   Accumulated net realized gain (loss) on
     investments sold and futures contracts ...          4,964,765         20,045,827          1,373,781          (5,198,483)
   Unrealized appreciation (depreciation)
     of investments and futures contracts .....         86,219,875         91,560,444         (1,125,622)           (235,155)
                                                      ------------       ------------        -----------        ------------
TOTAL NET ASSETS ..............................       $317,647,103       $311,743,064        $49,783,280        $116,509,129
                                                      ============       ============        ===========        ============


SHARES OF BENEFICIAL INTEREST OUTSTANDING .....         14,732,259         13,096,433          4,359,119          11,527,415

NET ASSET VALUE,

     offering and redemption price per share

     (Net Assets / Shares Outstanding) ........       $      21.56       $      23.80        $     11.42        $      10.11
                                                      ============       ============        ===========        ============

                                                         MUNICIPAL
                                                         BOND FUND
                                                       ------------
ASSETS:
   Investments (Note 2):
     Investments at cost ......................         $20,523,538
     Net unrealized appreciation (depreciation)             429,693
                                                        -----------


     Total investments at value ...............          20,953,231
   Cash .......................................                  --
   Receivable for investments sold ............                  --
   Receivable for shares sold .................               1,600
   Interest and dividend receivables ..........             317,568
                                                        -----------
       Total Assets ...........................          21,272,399
                                                        -----------

LIABILITIES:

   Payable for investments purchased ..........                  --
   Payable for shares repurchased .............              25,000
   Payable to custodian .......................              87,628
   Distributions payable ......................               9,250
   Payable for daily variation margin
     on futures contracts .....................                  --
   Advisory fee payable (Note 4) ..............               4,409
   Administration fee payable (Note 4) ........               6,169
                                                        -----------
       Total Liabilities ......................             132,456
                                                        -----------
NET ASSETS ....................................         $21,139,943
                                                        ===========


NET ASSETS CONSIST OF:

   Par value (Note 3) .........................         $     2,082
   Paid-in capital in excess of par value .....          21,771,756
   Undistributed (overdistributed)
     net investment income ....................              21,593
   Accumulated net realized gain (loss) on
     investments sold and futures contracts ...          (1,085,181)
   Unrealized appreciation (depreciation)
     of investments and futures contracts .....             429,693
                                                        -----------
TOTAL NET ASSETS ..............................         $21,139,943
                                                        ===========


SHARES OF BENEFICIAL INTEREST OUTSTANDING .....           2,081,931

NET ASSET VALUE,

     offering and redemption price per share

     (Net Assets / Shares Outstanding) ........         $     10.15
                                                        ===========

                       See Notes to Financial Statements.

GALAXY         STATEMENTS OF OPERATION
FUND II        FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996
               (UNAUDITED)


                                                                        LARGE             SMALL
                                                                        COMPANY          COMPANY            UTILITY
                                                                      INDEX FUND        INDEX FUND         INDEX FUND
                                                                     ------------      ------------       ------------
INVESTMENT INCOME:

   Interest (Note 2) .........................................       $   748,262        $   739,439        $    32,043
   Dividend (Note 2) .........................................         2,823,456          2,252,564          1,092,488
                                                                     -----------        -----------        -----------
     Total Investment Income .................................         3,571,718          2,992,003          1,124,531
                                                                     -----------        -----------        -----------

EXPENSES:

   Investment advisory fee (Note 4) ..........................           136,891            149,964             26,689
   Administration fee (Note 4) ...............................           410,672            449,894             80,070
   Trustees' fees (Note 4) ...................................             8,552              9,369              1,667
                                                                     -----------        -----------        -----------
     Total expenses before reimbursement .....................           556,115            609,227            108,426
     Less: reimbursement by sub-administrator (Note 4)                    (8,552)            (9,369)            (1,667)
                                                                     -----------        -----------        ----------
     Total Expenses net of reimbursement .....................           547,563            599,858            106,759
                                                                     -----------        -----------        -----------
NET INVESTMENT INCOME ........................................         3,024,155          2,392,145          1,017,772
                                                                     -----------        -----------        -----------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS (NOTE 2):

   Net realized gain (loss) on investment sold ...............           551,608          8,369,901          2,962,854
   Net realized gain (loss) on futures contracts .............         1,644,029           (151,100)                --
   Net change in unrealized appreciation
     (depreciation) on investments sold

     and futures contracts ...................................        15,988,675          8,851,907         (5,610,739)
                                                                     -----------        -----------        -----------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS ........................................        18,184,312         17,070,708         (2,647,885)
                                                                     -----------        -----------        -----------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS .............................       $21,208,467        $19,462,853        $(1,630,113)
                                                                     ===========        ===========        ===========
                                                                        U.S.
                                                                      TREASURY            MUNICIPAL
                                                                     INDEX FUND           BOND FUND
                                                                     ----------           ----------
INVESTMENT INCOME:

   Interest (Note 2) .........................................       $ 4,046,539         $ 566,163
   Dividend (Note 2) .........................................                --                --
                                                                     -----------         ---------
     Total Investment Income .................................         4,046,539           566,163
                                                                     -----------         ---------

EXPENSES:

   Investment advisory fee (Note 4) ..........................            59,760            27,130
   Administration fee (Note 4) ...............................           179,281            37,986
   Trustees' fees (Note 4) ...................................             3,734               678
                                                                     -----------         ---------
     Total expenses before reimbursement .....................           242,775            65,794
     Less: reimbursement by sub-administrator (Note 4)                    (3,734)             (678)
                                                                     -----------         ---------
     Total Expenses net of reimbursement .....................           239,041            65,116
                                                                     -----------         ---------
NET INVESTMENT INCOME ........................................         3,807,498           501,047
                                                                     -----------         ---------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS (NOTE 2):

   Net realized gain (loss) on investment sold ...............            72,781            25,110
   Net realized gain (loss) on futures contracts .............                --
   Net change in unrealized appreciation
     (depreciation) on investments sold

     and futures contracts ...................................        (1,651,422)         (137,927)
                                                                     -----------         ---------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS ........................................        (1,578,641)         (112,817)
                                                                     -----------         ---------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS .............................       $ 2,228,857         $ 388,230
                                                                     ===========         =========


                       See Notes to Financial Statements.

GALAXY
FUND II  STATEMENTS OF CHANGES IN NET ASSETS

                                                              LARGE COMPANY INDEX FUND                  SMALL COMPANY INDEX FUND
                                                              ------------------------                 --------------------------
                                                              SIX MONTHS ENDED                      SIX MONTHS ENDED
                                                                SEPTEMBER 30,       YEAR ENDED       SEPTEMBER 30,     YEAR ENDED
                                                                    1996             MARCH 31,           1996           MARCH 31,
                                                                 (UNAUDITED)           1996           (UNAUDITED)         1996
                                                               -------------      -------------    --------------     -------------
NET ASSETS AT BEGINNING OF PERIOD                               $240,689,326       $147,597,190      $291,724,251      $235,294,714
                                                                ------------       ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:

   Net investment income                                           3,024,155          4,087,540         2,392,145         3,980,746
   Net realized gain (loss) on investments sold
     and futures contracts                                         2,195,637          4,766,394         8,218,801        15,267,683
   Net change in unrealized appreciation
     (depreciation) of investments and futures contracts          15,988,675         43,100,141         8,851,907        50,356,620
                                                                ------------       ------------      ------------      ------------
     Net increase (decrease) in net assets resulting
       from operations                                            21,208,467         51,954,075        19,462,853        69,605,049
                                                                ------------       ------------      ------------      ------------

DIVIDENDS TO SHAREHOLDERS FROM:

   Net investment income:                                                 --         (3,206,646)               --        (4,757,318)
   Dividends  in excess of net investment income                          --                 --                --                --
   Net realized gain on investments                                       --         (3,754,041)               --        (4,274,380)
                                                                ------------       ------------      ------------      ------------
     Total Dividends                                                      --         (6,960,687)               --        (9,031,698)
                                                                ------------       ------------      ------------      ------------

SHARE TRANSACTIONS:

   Net proceeds from sales of shares                              80,200,091         78,100,033        20,636,332        40,205,781
   Issued to shareholders in reinvestment
     of dividends                                                         --          6,344,797                --         8,699,735
   Costs of shares repurchased                                   (24,450,781)       (36,346,082)      (20,080,372)      (53,049,330)
                                                                ------------       ------------      ------------      ------------
     Net increase (decrease) in net assets from
     share transactions                                           55,749,310         48,098,748           555,960        (4,143,814)
                                                                ------------       ------------      ------------      ------------
     Net increase (decrease) in net assets                        76,957,777         93,092,136        20,018,813        56,429,537
                                                                ------------       ------------      ------------      ------------


NET ASSETS AT END OF PERIOD (INCLUDING LINE A)                  $317,647,103       $240,689,326      $311,743,064      $291,724,251
                                                                ============       ============      ============      ============


(A) Accumulated undistributed (overdistributed)
    net investment income                                       $  3,974,232       $    950,077      $  2,683,864      $    291,719
                                                                ============       ============      ============      ============





OTHER INFORMATION:

SHARE TRANSACTIONS:

   Sold                                                            3,914,547          4,288,969           900,170         1,958,689
   Issued to shareholders in reinvestment
     of dividends                                                         --            341,875                --           418,056
   Repurchased                                                    (1,180,995)        (1,995,829)         (887,156)       (2,647,174)
                                                                ------------       ------------      ------------      ------------
     Net increase (decrease) in shares outstanding                 2,733,552          2,635,015            13,014          (270,429)
                                                                ============       ============      ============      ============

                       See Notes to Financial Statements.

                                                              UTILITY INDEX FUND                  U.S. TREASURY INDEX FUND
                                                          -------------------------------     ------------------------------
                                                              SIX MONTHS ENDED                         SIX MONTHS ENDED
                                                               SEPTEMBER 30,         YEAR ENDED          SEPTEMBER 30,
                                                                   1996               MARCH 31,              1996
                                                                (UNAUDITED)             1996              (UNAUDITED)
                                                                -----------         ------------         ------------
NET ASSETS AT BEGINNING OF PERIOD                               $56,383,495         $ 52,831,112         $124,944,179
                                                                -----------         ------------         ------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:

   Net investment income                                          1,017,772            2,084,926            3,807,498
   Net realized gain (loss) on investments sold
     and futures contracts                                        2,962,854             (494,211)              72,781
   Net change in unrealized appreciation
     (depreciation) of investments and futures contracts         (5,610,739)          11,134,521           (1,651,422)
                                                                -----------         ------------         ------------
     Net increase (decrease) in net assets resulting
       from operations                                           (1,630,113)          12,725,236            2,228,857
                                                                -----------         ------------         ------------

DIVIDENDS TO SHAREHOLDERS FROM:

   Net investment income:                                        (1,069,434)          (2,114,529)          (3,807,498)
   Dividends  in excess of net investment income                         --                   --                   --
   Net realized gain on investments                                      --                   --                   --
                                                                -----------         ------------         ------------

     Total Dividends                                             (1,069,434)          (2,114,529)          (3,807,498)
                                                                -----------         ------------         ------------

SHARE TRANSACTIONS:

   Net proceeds from sales of shares                              1,690,295            6,908,802            9,313,482
   Issued to shareholders in reinvestment
     of dividends                                                   982,911            1,935,740            2,505,146
   Costs of shares repurchased                                   (6,573,874)         (15,902,866)         (18,675,037)
                                                                -----------         ------------         ------------
     Net increase (decrease) in net assets from
     share transactions                                          (3,900,668)          (7,058,324)          (6,856,409)
                                                                -----------         ------------         ------------
     Net increase (decrease) in net assets                       (6,600,215)           3,552,383           (8,435,050)
                                                                -----------         ------------         ------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A)                  $49,783,280         $ 56,383,495         $116,509,129
                                                                ===========         ============         ============


(A) Accumulated undistributed (overdistributed)
    net investment income                                       $    28,636         $     80,298         $     23,099
                                                                ===========         ============         ============




OTHER INFORMATION:

SHARE TRANSACTIONS:

   Sold                                                             143,435              596,420              929,757
   Issued to shareholders in reinvestment
     of dividends                                                    83,885              171,694              248,845
   Repurchased                                                     (554,593)          (1,430,584)          (1,849,805)
                                                                -----------         ------------         ------------
     Net increase (decrease) in shares outstanding                 (327,273)            (662,470)            (671,203)
                                                                ===========         ============         ============


                                                                                                 MUNICIPAL BOND FUND
                                                            U.S. TREASURY INDEX FUND      --------------------------------
                                                            ------------------------    SIX MONTHS ENDED
                                                                    YEAR ENDED            SEPTEMBER 30,         YEAR ENDED
                                                                     MARCH 31,                1996               MARCH 31,
                                                                       1996                (UNAUDITED)             1996
                                                                    ----------            -------------         ----------


NET ASSETS AT BEGINNING OF PERIOD                                  $104,250,685            $22,478,238          $24,559,594
                                                                   ------------            -----------          -----------
INCREASE (DECREASE) IN NET ASSETS

RESULTING FROM OPERATIONS:

   Net investment income                                              7,453,794                501,047            1,061,460
   Net realized gain (loss) on investments sold
     and futures contracts                                              489,553                 25,110               24,569
   Net change in unrealized appreciation
     (depreciation) of investments and futures contracts              2,627,125               (137,927)             609,928
                                                                   ------------            -----------          -----------
     Net increase (decrease) in net assets resulting

       from operations                                               10,570,472                388,230            1,695,957
                                                                   ------------            -----------          -----------
DIVIDENDS TO SHAREHOLDERS FROM:

   Net investment income:                                            (7,385,819)              (501,047)          (1,061,460)
   Dividends  in excess of net investment income                        (67,974)                    --                   --
   Net realized gain on investments                                          --                     --                   --
                                                                   ------------            -----------          -----------
     Total Dividends                                                 (7,453,793)              (501,047)          (1,061,460)
                                                                   ------------            -----------          -----------

SHARE TRANSACTIONS:

   Net proceeds from sales of shares                                 38,639,829              1,719,344            2,239,987
   Issued to shareholders in reinvestment
     of dividends                                                     6,197,486                443,404              953,563
   Costs of shares repurchased                                      (27,260,500)            (3,388,226)          (5,909,403)
                                                                   ------------            -----------          -----------
     Net increase (decrease) in net assets from
     share transactions                                              17,576,815             (1,225,478)          (2,715,853
                                                                   ------------            -----------          -----------
     Net increase (decrease) in net assets                           20,693,494             (1,338,295)          (2,081,356)
                                                                   ------------            -----------          -----------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A)                     $124,944,179            $21,139,943          $22,478,238
                                                                   ============            ===========          ===========


(A) Accumulated undistributed (overdistributed)
    net investment income                                          $     23,099            $    21,593          $    21,593
                                                                   ============            ===========          ===========




OTHER INFORMATION:

SHARE TRANSACTIONS:

   Sold                                                               3,712,495                169,538              218,792
   Issued to shareholders in reinvestment
     of dividends                                                       596,650                 43,781               93,310
   Repurchased                                                       (2,628,230)              (334,252)            (579,680)
                                                                   ------------            -----------          -----------
     Net increase (decrease) in shares outstanding                    1,680,915               (120,933)            (267,578)
                                                                   ============            ===========          ===========



                       See Notes to Financial Statements.

                LARGE COMPANY INDEX FUND
GALAXY          FINANCIAL HIGHLIGHTS
FUND II         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 SIX MONTHS ENDED                       YEARS ENDED MARCH 31,
                                                SEPTEMBER 30, 1996 ---------------------------------------------------------
                                                    (UNAUDITED)    1996        1995        1994(1)      1993(1)        1992(1)
                                                    -----------    ----        ----        -------      -------        -------
Net Asset Value, Beginning of period                 20.06      $  15.76     $  14.36     $  14.59      $  13.04       $ 12.10
                                                  --------      --------     --------     --------      --------       -------
Income from Investment Operations:
   Net investment income(2)                           0.19          0.38         0.37         0.36          0.34          0.31
   Net realized and unrealized gain (loss)
     on investments and futures contracts             1.31          4.57         1.73        (0.20)         1.55          0.95
                                                  --------      --------     --------     --------      --------       -------
       Total from Investment Operations               1.50          4.95         2.10         0.16          1.89          1.26
                                                  --------      --------     --------     --------      --------       -------

Less Dividends:
   Dividends from net investment income              --            (0.31)       (0.37)       (0.36)        (0.34)        (0.31)
   Dividends from net realized capital gains         --            (0.34)       (0.33)       (0.03)        --            (0.01)
                                                  --------      --------     --------     --------      --------       -------
       Total Dividends                               --            (0.65)       (0.70)       (0.39)        (0.34)        (0.32)
                                                  --------      --------     --------     --------      --------       -------
Net Increase (decrease) in net asset value            1.50          4.30         1.40        (0.23)         1.55          0.94
                                                  --------      --------     --------     --------      --------       -------
Net Asset Value, End of period                    $  21.56      $  20.06     $  15.76     $  14.36      $  14.59       $ 13.04
                                                  ========      ========     ========     ========      ========       =======


Total Return                                          7.48%**      31.80%       15.07%        1.02%        14.68%        10.43%

Ratios/Supplemental Data:

Net assets, End of period (in 000's)              $317,647      $240,689     $147,597     $143,828      $133,426       $87,118
Ratios to average net assets:
   Net investment income                              2.21%*        2.11%        2.48%        2.41%         2.57%         2.79%
   Net operating expenses(2)                          0.40%*        0.40%        0.40%        0.40%         0.40%         0.40%
Portfolio turnover rate                                  1%**          5%           7%           4%            0%            0%
Average Commission Rate Paid(3)                   $ 0.0408      $ 0.0203          N/A          N/A           N/A           N/A

------------
*   Annualized.
**  Not Annualized.

(1) Audited by other auditors

(2) Net investment income per share and the operating expense ratios before reimbursement by the sub-administrator for the period ended September 30, 1996 and the years ended March 31, 1996 and 1995 were $0.19 and 0.41%; $0.38 and 0.41% and $0.37 and 0.41%, respectively.

(3) For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for trades for which commissions are charged.


                       See Notes to Financial Statements.

          SMALL COMPANY INDEX FUND
GALAXY    FINANCIAL HIGHLIGHTS
FUND II   FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD





                                                   SIX MONTHS ENDED                     YEARS ENDED MARCH 31,
                                                  SEPTEMBER 30, 1996  ----------------------------------------------------------
                                                      (UNAUDITED)     1996         1995        1994(1)        1993(1)     1992(1)
                                                  ------------------  ----         ----        ------         ------      ------


Net Asset Value, Beginning of period                  $  22.30      $  17.62     $  17.49      $  17.42       $  15.39    $  13.08
                                                      --------      --------     --------      --------       --------    --------

Income from Investment Operations:

   Net investment income(2)                               0.18          0.32         0.32          0.26           0.25        0.20
   Net realized and unrealized gain (loss)
     on investments and futures contracts                 1.32          5.07         0.91          0.39           2.07        2.40
                                                      --------      --------     --------      --------       --------    --------
       Total from Investment Operations                   1.50          5.39         1.23          0.65           2.32        2.60
                                                      --------      --------     --------      --------       --------    --------

Less Dividends:

   Dividends from net investment income                     --         (0.38)       (0.32)        (0.25)         (0.24)      (0.22)
   Dividends from net realized capital gains                --         (0.33)       (0.78)        (0.33)         (0.05)      (0.07)
                                                      --------      --------     --------      --------       --------    --------
       Total Dividends                                      --         (0.71)       (1.10)       ( 0.58)         (0.29)      (0.29)
                                                      --------      --------     --------      --------       --------    --------
Net Increase (decrease) in net asset value                1.50          4.68         0.13          0.07           2.03        2.31
                                                      --------      --------     --------      --------       --------    --------
Net Asset Value, End of period                        $  23.80      $  22.30     $  17.62      $  17.49       $  17.42    $  15.39
                                                      ========      ========     ========      ========       ========    ========



Total Return                                              6.77%**      30.85%        7.60%         3.64%         15.20%      20.04%

Ratios/Supplemental Data:

Net assets, End of period (in 000's)                  $311,743      $291,724     $235,295      $255,347       $213,669    $116,290
Ratios to average net assets:
   Net investment income                                  1.60%*        1.52%        1.72%         1.55%          1.80%       2.26%
   Net operating expenses(2)                              0.40%*        0.40%        0.40%         0.40%          0.40%       0.40%
Portfolio turnover rate                                      7%**         14%          10%           17%             5%          6%
Average Commission Rate Paid(3)                       $ 0.0458      $ 0.0225          N/A           N/A            N/A         N/A

------------------------------

*   Annualized.
**  Not Annualized.

(1) Audited by other auditors

(2) Net investment income per share and the operating expense ratios before reimbursement by the sub-administrator for the period ended September 30, 1996 and the years ended March 31, 1996 and 1995 were $0.18 and 0.41%; $0.31 and 0.41% and $0.31 and 0.40%, respectively.

(3) For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for trades for which commissions are charged.

                       See Notes to Financial Statements.

                UTILITY INDEX FUND
GALAXY          FINANCIAL HIGHLIGHTS
FUND I          FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD







                                                         SIX MONTHS ENDED                 YEARS ENDED MARCH 31,
                                                        SEPTEMBER 30, 1996     ------------------------------------------
                                                           (UNAUDITED)         1996        1995      1994(1)    1993(1)(2)
                                                        ------------------     ----        ----      ------     ---------
Net Asset Value, Beginning of period                         $ 12.03         $  9.88     $  9.99     $ 10.93      $ 10.00
                                                             -------         -------     -------     -------      -------

Income from Investment Operations:

   Net investment income(3)                                     0.23            0.44        0.47        0.43         0.06
   Net realized and unrealized gain (loss)
     on investments                                            (0.60)           2.15       (0.03)      (0.93)        0.93
                                                             -------         -------     -------     -------      -------
       Total from Investment Operations                        (0.37)           2.59        0.44       (0.50)        0.99
                                                             -------         -------     -------     -------      -------

Less Dividends:

   Dividends from net investment income                        (0.24)          (0.44)      (0.46)      (0.43)       (0.06)
   Dividends from net realized capital gains                      --              --       (0.08)      (0.01)          --
   Dividends in excess of net realized capital gains              --              --       (0.01)         --           --
                                                             -------         -------     -------     -------      -------

       Total Dividends                                         (0.24)          (0.44)      (0.55)      (0.44)       (0.06)
                                                             -------         -------     -------     -------      -------
Net Increase (decrease) in net asset value                     (0.61)           2.15       (0.11)      (0.94)        0.93
                                                             -------         -------     -------     -------      -------
Net Asset Value, End of period                               $ 11.42         $ 12.03     $  9.88     $  9.99      $ 10.93
                                                             =======         =======     =======     =======      =======



Total Return                                                   (2.92)%**       26.61%       4.67%       4.83%        9.85%**

Ratios/Supplemental Data:

Net assets, End of period (in 000's)                         $49,783         $56,383     $52,831     $68,445      $38,151
Ratios to average net assets:
   Net investment income                                        3.81%*          3.79%       4.62%       4.08%        4.66%*
   Net operating expenses(3)                                    0.40%*          0.40%       0.40%       0.40%        0.40%*
Portfolio turnover rate                                           65%**           12%          5%         19%           0%**
Average Commissions Rate Paid(4)                             $0.0561         $0.0230         N/A         N/A          N/A

----------------------------
*    Annualized.
**   Not Annualized.

(1) Audited by other auditors
(2) The Fund commenced operations on January 5, 1993.
(3) Net investment income per share and the operating expense ratios before reimbursement by the sub-administrator for the period ended September 30, 1996 and the years ended March 31, 1996 and 1995 were $0.23 and 0.41%; $0.44 and 0.41% and $0.47 and 0.41%, respectively.
(4) For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for trades for which commissions are charged.


                       See Notes to Financial Statements.

          U.S. TREASURY INDEX FUND
GALAXY    FINANCIAL HIGHLIGHTS
FUND II   FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                SIX MONTHS ENDED                    YEARS ENDED MARCH 31,
                                               SEPTEMBER 30, 1996    -------------------------------------------------------
                                                   (UNAUDITED)       1996       1995         1994(1)     1993(1)   1992(1)(2)
                                               ------------------  --------    -------     ---------    ---------  ----------



Net Asset Value, Beginning of period                $  10.24       $   9.91   $  10.38      $  11.01     $  10.39   $  10.00
                                                    --------       --------   --------      --------     --------   --------


Income from Investment Operations:

   Net investment income(3)                             0.32           0.66       0.65          0.58         0.63       0.51
   Net realized and unrealized gain (loss)
    on investments                                     (0.13)          0.33      (0.29)        (0.29)        0.75       0.38
                                                    --------       --------   --------      --------     --------   --------
      Total from Investment Operations                  0.19           0.99       0.36          0.29         1.38       0.89
                                                    --------       --------   --------      --------     --------   --------

Less Dividends:

   Dividends from net investment income                (0.32)         (0.65)     (0.66)        (0.58)       (0.63)     (0.50)
   Dividends in excess of net investment income          --           (0.01)     (0.01)           --           --         --
   Dividends from net realized capital gains             --              --         --         (0.34)       (0.13)        --
   Dividends in excess of net realized capital gains     --              --      (0.16)           --           --         --
                                                    --------       --------   --------      --------     --------   --------
      Total Dividends                                  (0.32)         (0.66)     (0.83)        (0.92)       (0.76)     (0.50)
                                                    --------       --------   --------      --------     --------   --------
Net increase (decrease) in net asset value             (0.13)          0.33      (0.47)        (0.63)        0.62       0.39
                                                    --------       --------   --------      --------     --------   --------
Net Asset Value, End of period                      $  10.11       $  10.24   $   9.91      $  10.38     $  11.01   $  10.39
                                                    ========       ========   ========      ========     ========   ========



Total Return                                            1.93%**       10.09%      3.81%         2.40%       13.69%      8.99%**

Ratios/Supplemental Data:

Net assets, End of period (in 000's)                $116,509       $124,944   $104,251      $138,225     $145,353   $102,830
Ratios to average net assets:
   Net investment income                                6.37%*         6.35%      6.43%         5.21%        5.87%      6.40%*
   Net operating expenses(3)                            0.40%*         0.40%      0.40%         0.40%        0.40%      0.40%*
Portfolio turnover rate                                   24%**          35%        50%           75%          35%        57%**

-----------------------------

*    Annualized.
**   Not Annualized.

(1)  Audited by other auditors

(2)  The Fund commenced operations on June 4, 1991.

(3) Net investment income per share and the operating expense ratios before reimbursement by the sub-administrator for the period ended September 30, 1996 and the years ended March 31, 1996 and 1995 were $0.32 and 0.41%; $0.66 and 0.41% and $0.65 and 0.41%, respectively.

                       See Notes to Financial Statements.

                        MUNICIPAL BOND FUND
GALAXY                  FINANCIAL HIGHLIGHTS
FUND II                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                             SIX MONTHS ENDED                   YEARS ENDED MARCH 31,
                                             SEPTEMBER 30, 1996     --------------------------------------------
                                                (UNAUDITED)            1996             1995          1994(1)(2)
                                                 ----------         ----------       ----------       ----------


Net Asset Value, Beginning of period .......        $ 10.20            $  9.94          $  9.89          $ 10.00
                                                    -------            -------          -------          -------

Income from Investment Operations:

   Net investment income(3) ................           0.23               0.46             0.46             0.43
   Net realized and unrealized gain (loss)
      on investments .......................          (0.05)              0.26             0.05            (0.11)
                                                    -------            -------          -------          -------
         Total from Investment Operations ..           0.18               0.72             0.51             0.32
                                                    -------            -------          -------          -------

Less Dividends:

   Dividends from net investment income ....          (0.23)             (0.46)           (0.46)           (0.43)
   Dividends from net realized capital gains             --                 --               --               --
                                                    -------            -------          -------          -------
         Total Dividends ...................          (0.23)             (0.46)           (0.46)           (0.43)
                                                    -------            -------          -------          -------
Net Increase (decrease) in net asset value .          (0.05)              0.26             0.05            (0.11)
                                                    -------            -------          -------          -------
Net Asset Value, End of period .............        $ 10.15            $ 10.20          $  9.94          $  9.89
                                                    =======            =======          =======          =======


Total Return ...............................           1.84%**            7.36%            5.34%            3.10%**

Ratios/Supplemental Data:

Net assets, End of period (in 000's) .......        $21,140            $22,478          $24,560          $33,352
Ratios to average net assets:
   Net investment income ...................           4.62%*             4.54%            4.72%            4.35%*
   Net operating expenses(3) ...............           0.60%*             0.60%            0.60%            0.60%*
Portfolio turnover rate ....................              2%**               2%              47%              56%**

---------------------------------------------------------
  *  Annualized.
 **  Not Annualized.

 (1) Audited by other auditors

 (2) The Fund commenced operations on April 15, 1993.

 (3) Net investment income per share and the operating expense ratios before reimbursement by the sub-administrator for the period ended September 30, 1996 and the years ended March 31, 1996 and 1995 were $0.23 and 0.61%:
     $0.46 and 0.61% and $0.46 and 0.63%, respectively.

                       See Notes to Financial Statements.

          GALAXY
          FUND II             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



1. ORGANIZATION:

Galaxy Fund II ("Galaxy II" or the "Trust"), formerly the "IBM Mutual Funds", a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. As of the date of this report, the Trust offered five managed investment portfolios. The accompanying financial statements and financial highlights are those of the Large Company Index Fund, the Small Company Index Fund, the Utility Index Fund, the U.S. Treasury Index Fund, and the Municipal Bond Fund (individually a "Fund", collectively the "Funds").

2. SIGNIFICANT ACCOUNTING POLICIES:

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Trust in the preparation of its financial statements.

PORTFOLIO VALUATION: Listed investment securities are valued by an independent pricing service approved by the Trust's Board of Trustees at the last quoted sale price on the principal exchange where such securities are traded. Unlisted securities or listed securities for which last sales prices are not available are valued at the closing bid price in the principal market where such securities trade. U.S. Government securities (other than short-term investments) are valued at the mean of the quoted bid and asked prices in the over-the-counter market. Debt securities of U.S. issuers (other than U.S. Government securities and short-term securities), including municipal securities, are valued at the mean between the quoted bid price and the asked price. Short-term obligations that mature in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available are valued based on fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

FUTURES CONTRACTS: All Funds, except the U.S. Treasury Index Fund, may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to establish and maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized gain or loss until the contract is closed out, at which time the gain or loss is realized.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the identified cost method. Interest income and expenses are recorded on the accrual basis. Dividends are recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared daily and paid monthly for the U.S. Treasury Index Fund and the Municipal Bond Fund, declared and paid quarterly for the Utility Index Fund and are declared and paid annually for the Small Company Index Fund and the Large Company Index Fund. Net realized capital gains, if any, are distributed at least annually. Income dividends and capital gain dividends are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

FEDERAL INCOME TAXES: The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending March 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no federal income tax provision is required.

3. SHARES OF BENEFICIAL INTEREST:

 The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest, with $0.001 par value.

          GALAXY              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
          FUND II             (UNAUDITED)




 4. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS:

Effective July 1, 1994, the Trust and Fleet Investment Advisors Inc. (the "Investment Adviser"), an indirect wholly-owned subsidiary of Fleet Financial Group, Inc., became parties to an investment advisory agreement under which the Investment Adviser provides advisory services for a fee, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of the Large Company Index, Small Company Index, Utility Index, and U.S. Treasury Index Funds, and 0.25% of the average daily net assets of the Municipal Bond Fund. Prior to July 1, 1994, IBM Credit Investment Management Corporation, a wholly-owned subsidiary of IBMCredit Corporation, served as the investment adviser to the Trust for the same fees as those charged by Fleet Investment Advisors Inc.

Effective October 25, 1994, the Trust and Fleet National Bank (the "Administrator") became parties to an administration agreement. Under the agreement, the Administrator pays all expenses of the Funds, except the fees and expenses of the Trustees who are not interested persons of the Trust, brokerage fees and commissions, interest on borrowings, taxes and such extraordinary, non-recurring expenses as may arise, including litigation, to which the Trust may be a party. For its services as administrator, the Administrator receives a fee at an annual rate of 0.30% of the average daily net assets of each of the Large Company Index, Small Company Index, Utility Index and U.S. Treasury Index Funds, and 0.35% of the average daily net assets of the Municipal Bond Fund.

Effective March 31, 1995, the Administrator entered into a sub-administration agreement with First Data Investor Services Group, Inc. ("FDISG") formerly known as The Shareholder Services Group, Inc. doing business as 440 Financial, a wholly-owned subsidiary of First Data Corporation ("First Data"), under which FDISG (the "Sub-Administrator") provides administrative, accounting and transfer agent services to the Trust. The Administrator bears the fees of the Sub-Administrator for serving in this capacity.

Prior to March 31, 1995, the sub-administration services described above were provided by 440 Financial Group of Worcester, Inc., a wholly-owned subsidiary of State Mutual Life Assurance Company of America ("State Mutual"), for the same annual fees. On that date, FDISG acquired substantially all of the assets of 440 Financial Group of Worcester, Inc. Prior to July 1, 1994, IBM Credit Investment Management Corporation served as administrator to the IBMMutual Funds for the same fees as those charged by Fleet National Bank and Flagship Financial, Inc. served as the sub-administrator to the IBM Mutual Funds.

440 Financial Distributors, Inc., a wholly-owned subsidiary of FDISG and an indirect wholly-owned subsidiary of First Data, acts as the exclusive distributor of the Trust's shares. Prior to March 31, 1995, the Distributor was a wholly-owned subsidiary of 440 Financial Group of Worcester, Inc. and an indirect wholly-owned subsidiary of State Mutual. Prior to July 1, 1994, IBM Credit Distributors Corporation, a wholly-owned subsidiary of IBM Credit Corporation, served as the Trust's distributor.

Certain officers of the Trust may be officers of the Sub-Administrator and/or Distributor. Such officers receive no compensation from the Trust for serving in their respective roles. No officer, director or employee of the Investment Adviser serves as an officer, Trustee or employee of the Trust. For the period covered by this report, each Trustee was entitled to receive for services as a Trustee of the Trust a fee of $5,000 per annum plus certain other fees for attending or participating in meetings. Effective November 1, 1996, each Trustee is entitled to receive for services as a trustee of the Trust, The Galaxy Fund ("Galaxy") and The Galaxy VIP Fund ("VIP") an aggregate fee of $29,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses received in attending meetings. These fees are allocated among the funds of the Trust, Galaxy and VIP based on their relative net assets. In addition, effective March 1, 1996, each Trustee became eligible to participate in the Trust's Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows each Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed. The sub-administrator voluntarily agreed to reimburse the funds for Trustee fees so that total expenses would not exceed certain expense limitations. The sub-administrator at its discretion may revise or discontinue the voluntary expense reimbursement.

          GALAXY              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
          FUND II             (UNAUDITED)


5. SECURITIES TRANSACTIONS:

The cost of purchases and the proceeds from sales of securities (excluding short-term investments and futures contracts) for the six months ended September
30, 1996 for each Fund were as follows:


                              U.S. Government                Other Investment
                                Securities                      Securities
                        ---------------------------     ---------------------------
                         Purchases         Sales         Purchases         Sales
                        -----------     -----------     -----------     -----------
Large Company Index     $        --     $        --     $22,836,227     $ 1,452,957
Small Company Index              --              --      20,336,254      33,937,494
Utility Index .....              --              --      34,137,137      36,340,840
U.S. Treasury Index      28,383,961      35,119,359              --              --
Municipal Bond ....              --              --         381,455       1,582,210

The aggregate cost, gross unrealized appreciation and depreciation and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis at September 30, 1996 for each Fund were as follows:


                            Cost         Appreciation    (Depreciation)          Net
                        ----------------------------------------------------------------
Large Company Index     $231,459,913     $ 90,431,405     $ (4,418,705)      $86,012,700
Small Company Index      220,566,512      104,308,242      (13,235,223)       91,073,019
Utility Index .....       55,468,247        2,235,504       (3,361,126)       (1,125,622)
U.S. Treasury Index      114,555,736        1,516,198       (1,751,353)         (235,155)
Municipal Bond ....       20,523,538          451,967          (22,274)          429,693


During the fiscal year ended March 31, 1996, the Large Company Index Fund and the Small Company Index Fund made distributions from long-term capital gains of $3,388,748 and $4,053,139, respectively.


At March 31, 1996, the following Funds had capital loss carryforwards:


                            Capital loss      Expiration
                            Carryforward         Date
                            ------------       ---------
Utility Index............    $  351,703           2003
                              1,057,646           2004
U.S. Treasury Index......     4,700,515           2003
                                548,015           2004
Municipal Bond...........        18,541           2002
                                888,409           2003
                                203,341           2004


6. FINANCIAL INSTRUMENTS:

The Large Company Index, Small Company Index and Utility Index Funds may enter into stock index futures contracts that are traded on a national exchange. These Funds will enter into stock index futures contracts only for bona-fide hedging purposes or as otherwise permitted by The Commodities Futures Trading Commission ("CFTC"). If permitted, these Funds may use stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs or to seek higher investment returns when a stock index futures contract is priced more attractively than the underlying index. The Municipal Bond Fund may enter into interest rate futures contracts and municipal bond index futures contracts only for bona-fide hedging purposes or as otherwise permitted by CFTC regulations. In addition, the Municipal Bond Fund may purchase put or call options on interest rate and municipal bond index futures contracts, which are traded on a United States exchange, as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. The Fund will segregate assets to cover its commitments on purchased futures contracts.

Risks associated with using financial instruments such as futures as a hedge include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or the inability of counterparties to perform under the terms of the contract.

7. CONCENTRATION OF CREDIT RISK:

The Utility Index Fund will concentrate its investments in the utility industry. As a result, the Fund's investments may be subject to greater risk and market fluctuation than a fund that has securities representing a broader range of investment alternatives.

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
GALAXY FUND II                                               BULK RATE
4400 Computer Drive                                          U. S. POSTAGE PAID
P.O. Box 5108                                                PERMIT NO. 54201
Westborough, MA 01581-5108                                   BOSTON, MA